UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21198
                                   811-21301

Name of Fund:  WCMA Tax-Exempt Fund
               Master Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, WCMA Tax-Exempt Fund and Master Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


WCMA Tax-Exempt Fund

Schedule of Investments as of December 31, 2006                                                                    (in Thousands)

                                   Beneficial
                                     Interest   Mutual Funds                                                            Value
                                $     886,729   Master Tax-Exempt Trust                                           $       941,447

                                                Total Investments (Cost - $941,447) - 100.0%                              941,447
                                                Liabilities in Excess of Other Assets - (0.0%)                               (93)
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $       941,354
                                                                                                                  ===============


Master Tax-Exempt Trust

Schedule of Investments as of December 31, 2006                                                                    (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                        Value
Alabama - 3.0%     $    55,000   Alabama, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series H, 4.07%
                                 due 6/01/2009 (m)                                                                  $      55,000
                        71,400   Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue
                                 Refunding Bonds (Ascension Health Credit), VRDN, Series B, 3.88% due
                                 11/15/2039 (m)                                                                            71,400
                        18,400   Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                                 VRDN, Series E, 3.88% due 10/01/2022 (m)                                                  18,400
                        20,000   Columbia, Alabama, IDB Revenue Bonds (Alabama Power Company Project), VRDN,
                                 AMT, 4% due 11/01/2021 (m)                                                                20,000
                        11,950   Daphne, Alabama, Special Care Facilities Financing Authority, Revenue Refunding
                                 Bonds (Presbyterian), VRDN, Series B, 3.96% due 8/15/2023 (a)(m)                          11,950
                         1,000   Decatur, Alabama, IDB, Environmental Facilities Revenue Bonds (BP Amoco Chemical
                                 Company Project), VRDN, AMT, 3.94% due 11/01/2035 (m)                                      1,000
                         4,255   Eagle Tax-Exempt Trust, Birmingham, Alabama, Water and Sewer, VRDN, Series
                                 2002-6009, Class A, 3.96% due 1/01/2043 (k)(m)                                             4,255
                         7,835   Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding Bonds,
                                 VRDN, Series 2002, Class 6015, 3.96% due 2/01/2032 (d)(m)                                  7,835
                         3,000   Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding Bonds,
                                 VRDN, Series 2002, Class 6016, 3.96% due 2/01/2038 (d)(m)                                  3,000
                        91,600   Jefferson County, Alabama, Limited Obligation School Warrants, VRDN, Series B,
                                 3.94% due 1/01/2027 (a)(m)                                                                91,600
                         5,000   Jefferson County, Alabama, Sewer Revenue Refunding Bonds, VRDN, Series C-6,
                                 3.94% due 2/01/2040 (m)(o)                                                                 5,000
                         8,100   Lehman Municipal Trust Receipts, Alabama Housing Finance Authority, FLOATS, VRDN,
                                 Series 2006-K41, 4.08% due 10/01/2037 (j)(m)                                               8,100

Alaska - 1.7%           19,400   Alaska Industrial Development and Export Authority Revenue Bonds, ROCS, VRDN,
                                 Series II-R-320, 3.95% due 4/01/2034 (i)(m)                                               19,400
                         2,205   Anchorage, Alaska, Electric Utility Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 1128, 3.97% due 6/01/2013 (k)(m)                                                    2,205



Portfolio Abbreviations for Master Tax-Exempt Trust


ACES (SM)      Adjustable Convertible Extendible Securities
AMT            Alternative Minimum Tax (subject to)
BAN            Bond Anticipation Notes
COP            Certificates of Participation
CP             Commercial Paper
EDA            Economic Development Authority
EDR            Economic Development Revenue Bonds
FLOATS         Floating Rate Securities
GO             General Obligation Bonds
HDA            Housing Development Authority
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDB            Industrial Development Board
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
MERLOTS        Municipal Exempt Receipts Liquidity Optional Tenders
MSTR           Municipal Securities Trust Receipts
PCR            Pollution Control Revenue Bonds
PUTTERS        Puttable Tax-Exempt Receipts
RAN            Revenue Anticipation Notes
ROCS           Reset Option Certificates
S/F            Single-Family
TAN            Tax Anticipation Notes
TOCS           Tender Option Certificates
TRAN           Tax Revenue Anticipation Notes
VRDN           Variable Rate Demand Notes



Master Tax-Exempt Trust

Schedule of Investments as of December 31, 2006 (concluded)                                                        (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                        Value
Alaska             $     6,200   Anchorage, Alaska, GO, PUTTERS, VRDN, Series 552, 3.97% due 6/01/2012 (k)(m)       $       6,200
(concluded)             10,200   Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines Inc.
                                 Project), VRDN, Series A, 3.89% due 6/01/2037 (m)                                         10,200
                        43,425   Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines Inc.
                                 Project), VRDN, Series B, 3.89% due 7/01/2037 (m)                                         43,425
                        31,055   Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines Inc.
                                 Project), VRDN, Series C, 3.89% due 7/01/2037 (m)                                         31,055
                         3,580   Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (ConocoPhillips Company
                                 Project), VRDN, 3.77% due 5/01/2007 (m)                                                    3,580
                        49,650   Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (ConocoPhillips Company
                                 Project), VRDN, Series C, 3.68% due 6/01/2007 (m)                                         49,650

Arizona - 1.4%          33,000   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series 83-A,
                                 3.90% due 12/15/2018 (m)                                                                  33,000
                         5,000   Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health System),
                                 VRDN, Series A, 3.89% due 1/01/2029 (k)(m)                                                 5,000
                         4,440   Arizona Health Facilities Authority, Revenue Refunding Bonds (Banner Health System),
                                 VRDN, Series B, 3.88% due 1/01/2035 (d)(m)                                                 4,440
                        10,000   Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS, VRDN,
                                 Series 420, 3.95% due 1/01/2010 (m)                                                       10,000
                        11,501   Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
                                 Series 1165, 3.96% due 2/01/2008 (m)                                                      11,501
                        20,000   McAllister Academic Village, LLC, Arizona, Revenue Bonds (Arizona State University
                                 Project), VRDN, Series A, 3.90% due 7/01/2045 (a)(m)                                      20,000
                        41,550   Morgan Keegan Municipal Products, Inc., Maricopa County, Arizona, IDA, VRDN, AMT,
                                 Series A, 4.01% due 2/02/2009 (m)                                                         41,550
                         2,400   Phoenix, Arizona, Civic Improvement Corporation, State of Arizona Distribution
                                 Revenue Bonds, PUTTERS, VRDN, Series 1306, 3.97% due 1/01/2026 (d)(m)                      2,400
                         4,775   Phoenix, Arizona, Civic Improvement Corporation, State of Arizona Distribution
                                 Revenue Bonds, TOCS, VRDN, Series Z-11, 3.97% due 5/08/2034 (d)(m)                         4,775
                         4,085   Phoenix, Arizona, IDA, Government Office Lease Revenue Refunding Bonds, PUTTERS,
                                 VRDN, Series 1119, 3.97% due 9/15/2013 (a)(m)                                              4,085

Arkansas - 1.0%         61,194   Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds, FLOATS,
                                 VRDN, AMT, Series 1139, 3.98% due 2/01/2008 (m)                                           61,194
                         1,990   Morgan Keegan Municipal Products, Inc., Arkansas State Development Finance
                                 Authority, S/F Mortgage Revenue Bonds, VRDN, Series C, 4.01% due 6/01/2011 (m)             1,990
                        20,595   Morgan Keegan Municipal Products, Inc., Arkansas State Development Finance
                                 Authority, VRDN, AMT, Series D, 4.01% due 2/01/2010 (m)                                   20,595
                        10,685   University of Arkansas, University Revenue Bonds, FLOATS, VRDN, Series 1397,
                                 3.95% due 11/01/2036 (a)(m)                                                               10,685

California - 0.7%        2,184   California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 591, 3.95% due 3/01/2014 (k)(m)                                                     2,184
                        17,500   California State Economic Recovery, GO, FLOATS, VRDN, Series L27, 3.90% due
                                 7/01/2017 (m)                                                                             17,500
                         8,020   California State, GO, MERLOTS, VRDN, Series B-45, 3.93% due 10/01/2029 (m)                 8,020
                        10,500   California Statewide Communities Development Authority, M/F Housing Revenue Bonds,
                                 FLOATS, VRDN, Series 54TP, 4.01% due 1/01/2049 (m)                                        10,500
                        30,485   Los Angeles, California, S/F Home Mortgage Revenue Bonds, VRDN, AMT, 4.55% due
                                 10/01/2040 (m)                                                                            30,485
                         4,800   San Francisco, California, City and County Airport Commission, International
                                 Airport Revenue Refunding Bonds, VRDN, Second Series, Issue 33J, 3.70% due
                                 5/01/2026 (m)(o)                                                                           4,800

Colorado - 2.2%          7,705   Adams County, Colorado, School District Number 012, GO, ROCS, VRDN, Series
                                 II-R-1045, 3.95% due 12/15/2022 (i)(m)                                                     7,705
                         3,190   Colorado Department of Transportation Revenue Bonds, ROCS, VRDN, Series II-R-4046,
                                 3.95% due 12/15/2016 (a)(m)                                                                3,190
                         9,990   Colorado Department of Transportation Revenue Refunding Bonds, PUTTERS, VRDN,
                                 Series 318, 3.97% due 6/15/2015 (k)(m)                                                     9,990
                        23,510   Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                 (National Jewish Federation Bond Program Project), VRDN, Series A-1, 3.95% due
                                 9/01/2033 (m)                                                                             23,510
                        11,590   Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                 (National Jewish Federation Bond Program Project), VRDN, Series A-6, 3.95% due
                                 2/01/2025 (m)                                                                             11,590
                        24,335   Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                 (National Jewish Federation Bond Program Project), VRDN, Series A-8, 3.95% due
                                 9/01/2035 (m)                                                                             24,335
                        16,515   Colorado Educational and Cultural Facilities Authority, Revenue Refunding Bonds
                                 (National Jewish Federation Bond Program Project), VRDN, Series C-1, 3.95% due
                                 9/01/2035 (m)                                                                             16,515
                         3,795   Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic Health
                                 Initiatives), VRDN, Series B-1, 3.93% due 3/01/2023 (m)                                    3,795
                         6,900   Colorado School Mines Development Corporation, Revenue Refunding Bonds, VRDN,
                                 4.08% due 9/01/2026 (m)                                                                    6,900
                        40,000   Colorado State, General Fund, RAN, 4.50% due 6/27/2007                                    40,137
                         9,500   Denver, Colorado, City and County Airport, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 63-TP, 3.95% due 11/15/2025 (d)(m)                                                  9,500
                         5,805   Denver, Colorado, City and County Airport Revenue Refunding Bonds, MERLOTS, VRDN,
                                 AMT, Series A61, 4% due 11/15/2012 (d)(m)                                                  5,805
                         2,966   E-470 Public Highway Authority, Colorado, Revenue Bonds, TOCS, VRDN, Series Z-9,
                                 3.97% due 10/01/2021 (k)(m)                                                                2,966
                         2,835   E-470 Public Highway Authority, Colorado, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 997, 3.98% due 3/01/2036 (k)(m)                                                     2,835
                           100   El Paso County, Colorado, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series
                                 1136, 3.98% due 11/01/2008 (m)                                                               100
                         7,900   Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN, AMT,
                                 Series B, 4.04% due 4/01/2014 (m)                                                          7,900
                        14,700   Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN,
                                 Series A, 3.95% due 4/01/2016 (m)                                                         14,700
                        18,200   Platte River Power Authority, Colorado, Electric Revenue Refunding Bonds, VRDN,
                                 Sub-Lien, Series S-1, 3.89% due 6/01/2018 (m)                                             18,200
                         6,500   University of Colorado Hospital Authority Revenue Bonds, ROCS, VRDN, Series
                                 II-R-573CE, 3.95% due 11/15/2040 (m)                                                       6,500

Connecticut - 0.2%      12,725   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds (Ascension Health Credit), VRDN, Series B, 3.84% due 11/15/2029 (m)                 12,725
                         4,960   Eagle Tax-Exempt Trust, Connecticut, GO, VRDN, Series 96-0701, 3.95% due
                                 11/15/2007 (m)                                                                             4,960

Delaware - 0.8%         40,735   Delaware State, EDA, Revenue Bonds (Hospital Billing and Collection), VRDN,
                                 Series B, 3.93% due 12/01/2015 (m)                                                        40,735
                         3,685   Delaware State Housing Authority, Revenue Bonds, MERLOTS, VRDN, Series B10,
                                 4% due 7/01/2031 (k)(m)                                                                    3,685
                         2,095   Delaware State Housing Authority, Revenue Bonds, ROCS, VRDN, AMT, Series II-R-359,
                                 3.98% due 7/01/2035 (i)(m)                                                                 2,095
                        11,987   GS Pool Trust, Delaware, FLOATS, VRDN, AMT, Series 35TP, 4.04% due 8/01/2049 (m)          11,987
                         3,999   GS Pool Trust, Delaware, FLOATS, VRDN, AMT, Series 56TP, 4.01% due 7/01/2048 (m)           3,999
                        15,004   GS Pool Trust, Delaware, FLOATS, VRDN, Series 1, 4.04% due 6/02/2012 (m)                  15,004

District of              4,000   District of Columbia, Ballpark Revenue Bonds, PUTTERS, VRDN, Series 1325, 3.97%
Columbia - 0.9%                  due 2/01/2014 (d)(m)                                                                       4,000
                        17,350   District of Columbia, GO, Refunding, MSTR, VRDN, Series SGA-62, 3.95% due
                                 6/01/2017 (a)(m)                                                                          17,350
                        21,000   District of Columbia, GO, Refunding, VRDN, Series C, 3.90% due 6/01/2026 (d)(m)           21,000
                        16,605   District of Columbia, Hospital Revenue Bonds, FLOATS, VRDN, Series 712, 3.95%
                                 due 7/15/2019 (m)                                                                         16,605
                        26,190   District of Columbia, Water and Sewer Authority, Public Utility Revenue Bonds,
                                 FLOATS, VRDN, Series 1125, 3.95% due 10/01/2033 (d)(m)                                    26,190

Florida - 6.7%          14,770   Collier County, Florida, Educational Facilities Authority, Limited Obligation
                                 Revenue Bonds (Ave Maria University), VRDN, 3.93% due 10/01/2036 (m)                      14,770
                        11,695   Collier County, Florida, School Board, COP, ROCS, VRDN, Series II-R-7032, 3.95%
                                 due 2/15/2024 (i)(m)                                                                      11,695
                        15,500   Eagle Tax-Exempt Trust, Florida State Board of Education, GO, VRDN, Series 2
                                 005-0057, Class A, 3.96% due 6/01/2035 (m)                                                15,500
                         8,000   Eagle Tax-Exempt Trust, Florida State Board of Education, GO, VRDN, Series
                                 2005-3013, Class A, 3.96% due 6/01/2033 (m)                                                8,000
                        19,730   Eagle Tax-Exempt Trust, South Florida Water Management District, COP, VRDN,
                                 Series 2006-0136, Class A, 3.96% due 10/01/2036 (a)(m)                                    19,730
                         4,985   Eclipse Funding Trust, Solar Eclipse Certificates, Gainesville, Florida,
                                 Utilities System Revenue Refunding Bonds, VRDN, Series 2006-0027, 3.94% due
                                 10/01/2013 (i)(m)                                                                          4,985
                       121,535   Florida Gas Utility Revenue Bonds (Gas Supply Project Number 2-A-3), VRDN,
                                 3.89% due 11/01/2026 (m)                                                                 121,535
                         5,480   Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds, ROCS, VRDN,
                                 Series II-R-600CE, 3.98% due 7/01/2043 (m)                                                 5,480
                        16,176   Florida Local Government Finance Commission, CP, 3.60% due 2/08/2007                      16,176
                         3,470   Florida State Board of Education, GO, Refunding, ROCS, VRDN, Series II-R-6087,
                                 3.95% due 6/01/2014 (m)                                                                    3,470
                         6,220   Florida State Board of Education, Lottery Revenue Bonds, FLOATS, VRDN, Series
                                 858, 3.95% due 1/01/2017 (k)(m)                                                            6,220
                         2,835   Florida State Board of Education, Lottery Revenue Bonds, ROCS, VRDN, Series
                                 II-R-4521, 3.95% due 7/01/2020 (d)(m)                                                      2,835
                        27,915   Florida State, Revenue Refunding Bonds, MERLOTS, VRDN, Series A-22, 3.65% due
                                 7/01/2027 (m)                                                                             27,915
                        25,050   Gainesville, Florida, Utilities System, Revenue Refunding Bonds, VRDN, Series A,
                                 3.91% due 10/01/2026 (m)                                                                  25,050
                         4,100   Gainesville, Florida, Utilities System, Revenue Refunding Bonds, VRDN, Series C,
                                 3.95% due 10/01/2026 (m)                                                                   4,100
                         6,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds (Adventist Health System), VRDN, Series C, 3.94% due 11/15/2021 (m)                  6,000
                         3,950   Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, MERLOTS,
                                 VRDN, AMT, Series A18, 4% due 10/01/2013 (k)(m)                                            3,950
                        15,000   Jacksonville, Florida, Electric Authority, CP, 3.57% due 2/12/2007                        15,000
                        38,825   Jacksonville, Florida, Electric Authority Revenue Bonds (Electric System), VRDN,
                                 Series B, 3.95% due 10/01/2030 (m)                                                        38,825
                        61,021   Miami-Dade County, Florida, CP, 3.60% due 1/18/2007                                       61,021
                         5,840   Miami-Dade County, Florida, GO, ROCS, VRDN, Series II-R-387, 3.96% due
                                 7/01/2028 (d)(m)                                                                           5,840
                        60,000   Miami-Dade County, Florida, School District, TAN, 4.50% due 6/28/2007                     60,218
                         6,000   Miami-Dade County, Florida, Special Obligation Revenue Bonds, TOCS, VRDN, Series
                                 Z-9, 3.97% due 4/17/2015 (k)(m)                                                            6,000
                        40,000   Miami-Dade County, Florida, Water and Sewer Revenue Refunding Bonds, VRDN, 3.93%
                                 due 10/01/2025 (i)(m)                                                                     40,000
                        15,700   North Broward, Florida, Hospital District Revenue Refunding Bonds, VRDN, Series B,
                                 3.90% due 1/15/2031 (c)(m)                                                                15,700
                        29,850   Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 532, 3.95% due 11/15/2015 (a)(m)                                                   29,850
                        17,245   Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS, VRDN,
                                 Series 830, 3.95% due 11/15/2022 (i)(m)                                                   17,245
                         2,250   Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds,
                                 VRDN, Sub-Series A-2, 3.88% due 7/01/2040 (a)(m)                                           2,250
                        12,000   Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds,
                                 VRDN, Sub-Series C, 3.87% due 7/01/2040 (a)(m)                                            12,000
                        19,000   Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Refunding
                                 Bonds, VRDN, Series D, 3.89% due 7/01/2032 (i)(m)                                         19,000
                        10,000   Palm Beach County, Florida, CP, 3.67% due 2/22/2007                                       10,000
                        14,095   Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds (Sarasota
                                 Memorial Hospital), VRDN, Series A, 3.90% due 7/01/2037 (a)(m)                            14,095
                         2,130   Volusia County, Florida, School Board, COP, PUTTERS, VRDN, Series 970, 3.97% due
                                 2/01/2013 (k)(m)                                                                           2,130
                         5,485   Volusia County, Florida, School Board, COP, ROCS, VRDN, Series II-R-2212, 3.95%
                                 due 8/01/2023 (k)(m)                                                                       5,485

Georgia - 1.8%          47,600   Albany-Dougherty County, Georgia, Hospital Authority, Revenue Anticipation
                                 Certificates (Phoebe Putney Memorial Hospital Project), VRDN, 3.93% due
                                 9/01/2032 (a)(m)                                                                          47,600
                         4,005   Albany-Dougherty County, Georgia, Hospital Authority, Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series L3J, 4.03% due 9/01/2020 (a)(m)                                       4,005
                        16,300   Appling County, Georgia, Development Authority, PCR (Georgia Power Plant Hatch),
                                 VRDN, Second Series, 3.96% due 12/01/2018 (m)                                             16,300
                        12,500   Atlanta, Georgia, Subordinate Lien Tax Allocation Bonds (Atlantic Station), VRDN,
                                 4.01% due 12/01/2024 (m)                                                                  12,500
                         4,000   Atlanta, Georgia, Urban Residential Finance Authority, M/F Housing Revenue Bonds
                                 (Lindbergh City Center Apartment Project), VRDN, AMT, 3.98% due 11/01/2044 (m)             4,000
                        10,545   Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                                 (Delta Air Lines Project), VRDN, AMT, Series B, 4.05% due 5/01/2035 (m)                   10,545
                         6,500   Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                                 (Delta Air Lines Project), VRDN, AMT, Series C, 4.05% due 5/01/2035 (m)                    6,500
                        10,135   Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                                 (Delta Air Lines Project), VRDN, Series A, 3.98% due 6/01/2029 (m)                        10,135
                         2,400   Clayton County, Georgia, Housing Authority, M/F Housing Revenue Bonds (Provence
                                 Place Apartments Project), VRDN, 3.99% due 10/01/2041 (m)                                  2,400
                         4,485   DeKalb County, Georgia, Public Safety and Judicial Facilities Authority, Special
                                 Tax Revenue Bonds, FLOATS, VRDN, Series 1459, 3.95% due 12/01/2034 (m)                     4,485
                         9,100   Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                                 VRDN, Series 2005-0009, Class A, 3.96% due 11/01/2043 (i)(m)                               9,100
                         5,000   Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                                 VRDN, Series 2006-0130, Class A, 3.96% due 11/01/2034 (i)(m)                               5,000
                         6,815   Georgia Municipal Electric Authority, Power Revenue Bonds (MACON Trust), VRDN,
                                 Series E, 3.97% due 1/01/2017 (i)(m)                                                       6,815
                         2,150   Georgia State, GO, PUTTERS, VRDN, Series 1420, 3.97% due 6/01/2012 (m)                     2,150
                         2,580   Gwinnett County, Georgia, Development Authority, COP, ROCS, VRDN, Series
                                 II-R-6009, 3.95% due 1/01/2021 (k)(m)                                                      2,580
                        13,000   Macon-Bibb County, Georgia, Urban Development Authority, Revenue Bonds (Bibb
                                 County Law Enforcement Center Project), VRDN, 3.92% due 7/01/2025 (m)                     13,000
                        20,000   Monroe County, Georgia, Development Authority, PCR (Georgia Power Company -
                                 Scherer), VRDN, Second Series 95, 3.76% due 6/01/2007 (m)                                 20,000

Hawaii - 0.3%            7,930   Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001, Class 1101, 3.96% due
                                 7/01/2011 (i)(m)                                                                           7,930
                         7,500   Hawaii Pacific Health, Special Purpose Revenue Refunding Bonds (Wilcox Memorial
                                 Hospital), VRDN, Series B-2, 4.03% due 7/01/2033 (l)(m)                                    7,500
                         1,985   Hawaii State, Revenue Bonds, ROCS, VRDN, Series II-R-6504, 3.95% due
                                 10/01/2024 (k)(m)                                                                          1,985
                        15,995   Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT, Series 2002-186,
                                 Class A, 3.94% due 2/25/2021 (k)(m)                                                       15,995

Illinois - 7.1%         14,285   ABN AMRO MuniTops Certificates Trust, Chicago, Illinois, GO, VRDN, Series 2001-31,
                                 3.94% due 1/01/2009 (d)(m)                                                                14,285
                         3,502   Aurora, Illinois, S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT, Series 1152,
                                 3.98% due 6/01/2040 (m)                                                                    3,502
                         4,980   Boone, McHenry & DeKalb Counties, Illinois, Community Unit School District
                                 Number 100, GO, FLOATS, VRDN, Series 1138, 3.98% due 12/01/2020 (k)(m)                     4,980
                         6,174   Chicago, Illinois, Board of Education, GO, TOCS, VRDN, Series Z-8, 3.97% due
                                 10/28/2025 (d)(m)                                                                          6,174
                         2,995   Chicago, Illinois, GO, TOCS, VRDN, Series Z-10, 3.97% due 6/29/2029 (d)(m)                 2,995
                         9,635   Chicago, Illinois, GO, VRDN, Series B, 3.93% due 1/01/2012 (m)                             9,635
                         5,755   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, ROCS, VRDN, Series
                                 II-R-2021, 3.95% due 1/01/2020 (a)(m)                                                      5,755
                         6,330   Chicago, Illinois, O'Hare International Airport Revenue Bonds (MACON Trust), VRDN,
                                 Series A, 3.79% due 1/01/2018 (k)(m)                                                       6,330
                         3,700   Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN, AMT,
                                 Series II-R-239, 3.98% due 1/01/2022 (i)(m)                                                3,700
                         5,995   Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN, AMT,
                                 Series II-R-250, 3.98% due 1/01/2034 (c)(m)                                                5,995
                         9,375   Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN, Series
                                 II-R- 556, 3.95% due 1/01/2029 (k)(m)                                                      9,375
                         5,115   Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, VRDN, Series
                                 II-R-605PB, 3.96% due 1/01/2033 (d)(m)                                                     5,115
                        41,550   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds (General
                                 Airport Third Lien), VRDN, Series D, 3.90% due 1/01/2035 (c)(m)                           41,550
                         6,725   Chicago, Illinois, Park District, GO, Refunding, ROCS, VRDN, Series II-R-4002,
                                 3.95% due 1/01/2023 (d)(m)                                                                 6,725
                        20,300   Chicago, Illinois, Second Lien Water Revenue Refunding Bonds, VRDN, 3.91% due
                                 11/01/2031 (k)(m)                                                                         20,300
                         3,345   Cook County, Illinois, GO, Refunding, ROCS, VRDN, Series II-R-2063, 3.95% due
                                 11/15/2021 (k)(m)                                                                          3,345
                        11,000   Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01, Class 1309,
                                 3.96% due 12/01/2026 (m)                                                                  11,000
                         9,900   Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Series 98, Class 1301, 3.96%
                                 due 1/01/2017 (m)                                                                          9,900
                         7,155   Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Series 2006-0001, Class-A,
                                 3.96% due 1/01/2034 (i)(m)                                                                 7,155
                        30,000   Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02, Class 1303, 3.96%
                                 due 11/15/2025 (a)(m)                                                                     30,000
                         3,150   Eagle Tax-Exempt Trust, Illinois State Finance Authority, Revenue Refunding Bonds,
                                 VRDN, Series 2006-0118, Class A, 3.96% due 12/01/2042 (m)                                  3,150
                        11,000   Eagle Tax-Exempt Trust, Illinois State, GO, VRDN, Series 01, Class 1307, 3.96%
                                 due 11/01/2022 (m)                                                                        11,000
                        11,100   Eagle Tax-Exempt Trust, Illinois State, GO, VRDN, Series 02, Class 1302, 3.96%
                                 due 2/01/2027 (m)                                                                         11,100
                         3,000   Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                                 Dedicated State Tax Revenue Bonds, VRDN, Series 2004-0030, Class A, 3.96% due
                                 6/15/2042 (k)(m)                                                                           3,000
                         5,000   Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                                 VRDN, Series 2002-6001, Class A, 3.96% due 12/15/2028 (k)(m)                               5,000
                        10,000   Eagle Tax-Exempt Trust, University of Illinois, University Revenue Refunding
                                 Bonds, VRDN, Series 2006-0124, Class A, 3.96% due 4/01/2035 (k)(m)                        10,000
                        10,740   Eclipse Funding Trust, Solar Eclipse Certificates, Illinois, GO, Refunding, VRDN,
                                 Series 2006-0038, 3.94% due 1/01/2028 (i)(m)                                              10,740
                         5,000   Illinois Development Finance Authority, Water Facilities Revenue Refunding Bonds
                                 (Illinois American Water Company), VRDN, AMT, 4.02% due 3/01/2032 (k)(m)                   5,000
                         8,450   Illinois Educational Facilities Authority Revenue Bonds (Art Institute of Chicago),
                                 VRDN, 3.95% due 3/01/2027 (m)                                                              8,450
                         6,225   Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT,
                                 Series A, 3.99% due 5/01/2037 (m)                                                          6,225
                           445   Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT,
                                 Series B, 4.06% due 5/01/2037 (m)                                                            445
                        50,000   Illinois Health Facilities Authority, CP, 3.58% due 3/08/2007                             50,000
                        10,000   Illinois Health Facilities Authority Revenue Bonds, Revolving Fund, Pooled, VRDN,
                                 Series B, 3.90% due 8/01/2020 (m)                                                         10,000
                        13,400   Illinois Health Facilities Authority, Revenue Refunding Bonds (University of
                                 Chicago Hospitals), VRDN, 3.95% due 8/01/2026 (k)(m)                                      13,400
                         2,940   Illinois State Dedicated Tax (Macon Trust), VRDN, Series N, 4.01% due
                                 12/15/2020 (a)(m)                                                                          2,940
                         4,190   Illinois State Finance Authority, Revenue Bonds, FLOATS, VRDN, Series 1489,
                                 3.95% due 12/01/2042 (m)                                                                   4,190
                        12,500   Illinois State Finance Authority, Revenue Refunding Bonds (Central DuPage Health
                                 System), VRDN, Series B, 3.96% due 11/01/2038 (m)                                         12,500
                         5,640   Illinois State Finance Authority, Revenue Refunding Bonds (Northwestern Memorial
                                 Hospital), VRDN, Series B, 3.93% due 8/15/2038 (m)                                         5,640
                         1,750   Illinois State, GO (MACON Trust), VRDN, Series L, 3.95% due 1/01/2031 (m)                  1,750
                         8,960   Illinois State, GO, MERLOTS, VRDN, Series B04, 3.95% due 12/01/2024 (i)(m)                 8,960
                        16,375   Illinois State, GO, Refunding, FLOATS, VRDN, Series 743D, 3.95% due
                                 8/01/2015 (k)(m)(o)                                                                       16,375
                         5,800   Illinois State, GO, Refunding, MERLOTS, VRDN, Series A49, 3.95% due 8/01/2013 (k)(m)       5,800
                        16,605   Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN, AMT,
                                 Series A-I, 3.95% due 9/01/2034 (k)(m)                                                    16,605
                         5,705   Kane County, Illinois, School District Number 129 (Aurora West Side), GO, Refunding,
                                 PUTTERS, VRDN, Series 1113, 3.97% due 2/01/2013 (d)(m)                                     5,705
                         1,800   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Bonds, FLOATS, VRDN, Series 2006-6Z, 3.97% due 12/15/2032 (k)(m)                           1,800
                         5,310   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Bonds, FLOATS, VRDN, Series 2006-9Z, 3.97% due 12/15/2034 (k)(m)                           5,310
                         6,250   Municipal Securities Trust Certificates, Chicago, Illinois, Board of Education,
                                 GO, VRDN, Series 2005-237, Class A, 3.96% due 1/04/2024 (d)(m)                             6,250
                        29,950   Municipal Securities Trust Certificates, Chicago O'Hare Airport, Illinois,
                                 Revenue Bonds, VRDN, AMT, Series 2001-151, Class A, 3.95% due 6/30/2015 (a)(m)            29,950
                        29,085   Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding,
                                 VRDN, Series 2001-145, Class A, 3.94% due 11/15/2029 (d)(m)                               29,085
                        33,895   Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding,
                                 VRDN, Series 2002-191, Class A, 3.94% due 3/18/2019 (d)(m)                                33,895
                        31,615   Municipal Securities Trust Certificates, Metropolitan Pier and Exposition
                                 Authority, Illinois, Revenue Refunding Bonds, VRDN, Series 2001-157, Class A,
                                 3.94% due 10/05/2017 (d)(m)                                                               31,615
                        26,045   Municipal Securities Trust Certificates, Revenue Refunding Bonds, Chicago O'Hare
                                 International Airport, Illinois, VRDN, AMT, Series 2000-93, Class A, 3.95% due
                                 10/04/2012 (a)(m)(n)                                                                      26,045
                         7,810   Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN, Series
                                 2006-253, Class A, 3.94% due 5/12/2014 (a)(m)                                              7,810
                        18,065   Municipal Securities Trust Certificates, Will County, Illinois, Community High
                                 School District Number 210, VRDN, Series 2006-265, Class A, 3.96% due
                                 4/08/2021 (i)(m)                                                                          18,065
                         2,165   Regional Transportation Authority, Illinois, GO, MERLOTS, VRDN, Series A41, 3.95%
                                 due 6/01/2017 (d)(m)                                                                       2,165
                         2,755   Regional Transportation Authority, Illinois, Revenue Bonds (MACON Trust), VRDN,
                                 Series K, 3.95% due 7/01/2026 (k)(m)                                                       2,755
                        32,822   Regional Transportation Authority, Illinois, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 818-D, 3.95% due 7/01/2033 (d)(m)                                                  32,823
                        22,000   University of Illinois, University Revenue Refunding Bonds (South Campus Project),
                                 VRDN, Series A, 3.93% due 1/15/2022 (d)(m)                                                22,000
                         2,065   Will County, Illinois, Community Unit School District Number 365-U (Valley View),
                                 GO, Refunding, TOCS, VRDN, Series Z-10, 3.97% due 4/15/2020 (i)(m)                         2,065
                         2,200   Will County, Illinois, Exempt Facilities Revenue Bonds (BP Amoco Chemical Company
                                 Project), VRDN, AMT, 3.94% due 7/01/2031 (m)                                               2,200
                        10,000   Will County, Illinois, M/F Housing Redevelopment, Revenue Refunding Bonds (Woodlands
                                 Crest Hill), VRDN, AMT, 4% due 2/15/2031 (g)(m)                                           10,000

Indiana - 3.2%           5,370   Carmel, Indiana, School Building Corporation Revenue Bonds, ROCS, VRDN, Series
                                 II-R-2065, 3.95% due 7/15/2020 (k)(m)                                                      5,370
                        13,000   Goshen, Indiana, EDR, Refunding (Goshen College Project), VRDN, 3.95% due
                                 10/01/2037 (m)                                                                            13,000
                         6,000   Hobart, Indiana, Building Corporation, First Mortgage Revenue Bonds, MERLOTS,
                                 VRDN, Series D-3, 3.95% due 1/15/2029 (d)(m)                                               6,000
                         4,110   Huntington, Indiana, School Building Corporation Revenue Bonds, PUTTERS, VRDN,
                                 Series 1648, 3.96% due 7/15/2014 (k)(m)                                                    4,110
                        23,400   Indiana Bond Bank, Advance Funding Program Revenue Notes, Series A, 4.50% due
                                 2/01/2007                                                                                 23,425
                        39,160   Indiana Bond Bank, Interim Advance Funding Program Revenue Notes, 3.65% due
                                 2/01/2007                                                                                 39,160
                           150   Indiana Health Facilities Financing Authority, Revenue Bonds (Capital Access
                                 Designated Pool), VRDN, 3.92% due 1/01/2012 (m)                                              150
                         9,000   Indiana Health Facilities Financing Authority, Revenue Refunding Bonds (Ascension
                                 Health Credit Group), VRDN, Series A-3, 3.35% due 1/30/2007 (m)                            9,000
                        33,525   Indiana Health Facilities Financing Authority, Revenue Refunding Bonds (Ascension
                                 Health Credit Group), VRDN, Series B, 3.88% due 11/15/2039 (m)                            33,525
                        40,250   Indiana State Development Finance Authority, Environmental Revenue Bonds (PSI
                                 Energy Inc. Projects), VRDN, AMT, Series A, 4.10% due 12/01/2038 (m)                      40,250
                         2,000   Indiana State Development Finance Authority, IDR (Republic Services, Inc. Project),
                                 VRDN, AMT, 4.27% due 11/01/2035 (m)                                                        2,000
                        11,000   Indiana State Housing and Community Development Authority, S/F Mortgage Revenue
                                 Bonds, VRDN, AMT, Series E-2, 3.62% due 12/20/2007 (m)                                    11,000
                         5,265   Indiana State Office Building Commission, Facilities Revenue Bonds, ROCS, VRDN,
                                 Series II-R-4534, 3.95% due 7/01/2020 (m)                                                  5,265
                         1,972   Indiana Transportation Finance Authority, Highway Revenue Refunding Bonds, FLOATS,
                                 VRDN, Series 942D, 3.95% due 12/01/2022 (d)(m)                                             1,972
                         4,240   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds
                                 (MACON Trust), VRDN, Series S, 3.92% due 1/01/2021 (k)(m)                                  4,240
                        34,995   Municipal Securities Trust Certificates, Indianapolis, Indiana, Local Tax-Exempt,
                                 GO, VRDN, Series 2002-192, Class A, 3.92% due 6/18/2014 (k)(m)                            34,995
                         7,720   New Albany-Floyd County, Indiana, Independent School Building Corporation, Revenue
                                 Refunding Bonds, PUTTERS, VRDN, Series 879, 3.97% due 6/01/2013 (i)(m)                     7,720
                         6,575   Pike County, Indiana, Multi-School Building Corporation, Revenue Refunding Bonds,
                                 PUTTERS, VRDN, Series 1122, 3.97% due 7/15/2012 (k)(m)                                     6,575
                        41,635   Saint Joseph County, Indiana, Industrial Educational Facilities, Revenue Refunding
                                 Bonds (University of Notre Dame du Lac Project), VRDN, 3.83% due 3/01/2040 (m)            41,635
                        27,900   Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (BP Products
                                 Project), VRDN, AMT, Series C, 3.94% due 7/01/2034 (m)                                    27,900

Iowa - 0.7%             22,000   Iowa Finance Authority, Revenue Refunding Bonds (Trinity Health Credit Group),
                                 VRDN, Series D, 3.91% due 12/01/2030 (m)                                                  22,000
                        33,200   Iowa State, TRAN, 4.25% due 6/29/2007                                                     33,317
                        10,000   Louisa County, Iowa, PCR, Refunding (Iowa-Illinois Gas and Electric), VRDN,
                                 Series A, 3.98% due 9/01/2016 (m)                                                         10,000

Kansas - 0.7%            3,965   Kansas State Department of Transportation, Highway Revenue Bonds, ROCS, VRDN,
                                 Series II-R-6020, 3.95% due 3/01/2019 (i)(m)                                               3,965
                        19,700   Kansas State Department of Transportation, Highway Revenue Refunding Bonds, VRDN,
                                 Series C-1, 3.88% due 9/01/2019 (m)                                                       19,700
                         1,850   Kansas State Development Financing Authority, Revenue Bonds (Sisters of Charity
                                 of Leavenworth Health System), VRDN, Series C, 3.95% due 12/01/2019 (m)                    1,850
                        38,900   Kansas State Development Financing Authority, Revenue Bonds (Sisters of Charity
                                 of Leavenworth Health System), VRDN, Series D, 3.95% due 12/01/2031 (m)                   38,900
                         7,775   Lehman Municipal Trust Receipts, Sedgwick and Shawnee Counties, Kansas, FLOATS,
                                 VRDN, Series 2006-P33U, 4.08% due 6/01/2038 (f)(h)(m)                                      7,775

Kentucky - 3.3%          3,775   Boyd County, Kentucky, Sewer and Solid Waste Revenue Bonds (Air Products and
                                 Chemicals Project), VRDN, AMT, 4% due 7/01/2021 (m)                                        3,775
                        39,059   Breckinridge County, Kentucky, Lease Program Revenue Bonds (Kentucky Association
                                 of Counties Leasing Trust), VRDN, Series A, 3.95% due 2/01/2032 (m)                       39,059
                        20,930   Carroll County, Kentucky, Solid Waste, CP, 3.68% due 2/09/2007                            20,930
                        14,000   Eagle Tax-Exempt Trust, Louisville and Jefferson Counties, Kentucky, Metropolitan
                                 Sewer District, Sewer and Drain System Revenue Bonds, VRDN, Series 2006-0053
                                 Class A, 3.96% due 5/15/2033 (d)(m)                                                       14,000
                        12,500   Jefferson County, Kentucky, CP, 3.55% due 2/08/2007                                       12,500
                        35,000   Jefferson County, Kentucky, CP, 3.60% due 3/07/2007                                       35,000
                         2,200   Kenton County, Kentucky, Airport Board, Special Facilities Revenue Refunding
                                 Bonds, VRDN, Series B, 3.98% due 10/01/2030 (m)                                            2,200
                         1,750   Kentucky Economic Development Finance Authority, Solid Waste Disposal Revenue
                                 Bonds (Republic Services, Inc.), VRDN, AMT, 4.17% due 7/01/2035 (m)                        1,750
                        16,470   Kentucky State Property and Buildings Commission, Revenue Refunding Bonds,
                                 PUTTERS, VRDN, Series 739, 3.95% due 2/01/2018 (k)(m)                                     16,470
                        36,475   Kentucky State Turnpike Authority, Resource Recovery Road Revenue Bonds, FLOATS,
                                 VRDN, Series 488, 3.95% due 7/01/2007 (i)(m)                                              36,475
                         8,205   Louisville and Jefferson Counties, Kentucky, Metropolitan Government Health System,
                                 Revenue Refunding Bonds, ROCS, VRDN, Series II-R-651CE, 3.95% due 10/01/2036 (m)           8,205
                        17,500   Louisville and Jefferson Counties, Kentucky, Metropolitan Government Health System,
                                 Revenue Refunding Bonds, ROCS, VRDN, Series II-R-662CE, 3.95% due 10/01/2036 (m)          17,500
                         6,395   Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District,
                                 Sewer and Drain System Revenue Bonds, ROCS, VRDN, Series II-R-304, 3.95% due
                                 5/15/2037 (d)(m)                                                                           6,395
                        17,450   Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District,
                                 Sewer and Drain System, Revenue Refunding Bonds, VRDN, Series B, 3.89% due
                                 5/15/2023 (i)(m)                                                                          17,450
                        78,600   Public Energy Authority of Kentucky, Inc., Gas Supply Revenue Bonds (BP
                                 Corporation of North America), VRDN, Series A, 3.92% due 8/01/2016 (m)                    78,600
                        14,245   Shelby County, Kentucky, Lease Revenue Bonds, VRDN, Series A, 3.95% due
                                 9/01/2034 (m)                                                                             14,245

Louisiana - 2.4%        17,700   Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project), VRDN,
                                 AMT, 4.02% due 3/01/2025 (m)                                                              17,700
                        27,225   Eagle Tax-Exempt Trust, Louisiana State Gas and Fuel Tax Revenue Bonds, VRDN,
                                 Series 2006-0129, Class A, 3.96% due 5/01/2041 (d)(i)(m)                                  27,225
                         4,020   Eagle Tax-Exempt Trust, Louisiana State Gas and Fuel Tax Revenue Bonds, VRDN,
                                 Series 2006-137, Class A, 3.96% due 5/01/2036 (i)(m)                                       4,020
                         3,625   East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Revenue Bonds,
                                 FLOATS, VRDN, AMT, Series 996, 4.01% due 6/02/2008 (m)                                     3,625
                        19,279   Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue
                                 Bonds, VRDN, Series B, 4.548% due 12/03/2007 (m)                                          19,279
                        10,000   Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                                 Revenue Bonds, PUTTERS, VRDN, Series 522, 3.97% due 12/01/2008 (m)                        10,000
                        25,000   Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                                 Revenue Bonds (West Jefferson Medical Center), VRDN, Series B, 3.93% due
                                 1/01/2028 (i)(m)                                                                          25,000
                        26,799   Louisiana HFA, Mortgage Revenue Refunding Bonds, FLOATS, VRDN, AMT, Series 1069,
                                 4.01% due 12/01/2047 (m)                                                                  26,799
                         6,000   Louisiana Local Government, Environmental Facilities, Community Development
                                 Authority Revenue Bonds (Honeywell International Inc. Project), VRDN, AMT,
                                 4.11% due 12/01/2037 (m)                                                                   6,000
                         2,850   Louisiana Public Facilities Authority Revenue Bonds (Air Products and Chemicals
                                 Project), VRDN, AMT, 4% due 12/01/2039 (m)                                                 2,850
                        12,655   Louisiana Public Facilities Authority Revenue Bonds (Equipment and Capital
                                 Facilities Loan Program), VRDN, Series C, 3.96% due 7/01/2024 (m)                         12,655
                        10,000   Louisiana State, GO, MERLOTS, VRDN, Series C-4, 3.95% due 5/01/2026 (i)(m)                10,000
                        17,600   Louisiana State, Gas and Fuels Tax Revenue Bonds, ROCS, VRDN, Series II-R-660,
                                 3.95% due 5/01/2041 (d)(m)                                                                17,600
                        15,500   Louisiana State Municipal Natural Gas Purchasing and Distribution Authority
                                 Revenue Bonds, PUTTERS, VRDN, Series 1411Q, 3.97% due 3/15/2014 (m)                       15,500
                        24,125   Morgan Keegan Municipal Products, Inc., New Orleans, Louisiana, Finance Authority,
                                 VRDN, Series G, 3.99% due 12/01/2041 (m)                                                  24,125
                         8,080   New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax, ROCS,
                                 VRDN, Series II-R-4038, 3.98% due 7/15/2023 (a)(m)                                         8,080
                         4,400   South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental
                                 Petroleum), VRDN, 3.93% due 7/01/2018 (m)                                                  4,400

Maine - 0.1%            12,000   Maine State Housing Authority, Mortgage Purpose Revenue Bonds, VRDN, AMT,
                                 Series H, 3.62% due 11/15/2034 (m)                                                        12,000

Maryland - 1.9%         35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum),
                                 FLOATS, VRDN, 3.60% due 10/14/2011 (m)                                                    35,700
                         2,500   Maryland State Community Development Administration, Department of Housing
                                 and Community Development, Residential Revenue Bonds, VRDN, AMT, Series R,
                                 3.64% due 12/14/2007 (m)                                                                   2,500
                        11,000   Maryland State Community Development Administration, Department of Housing
                                 and Community Development, Residential Revenue Refunding Bonds, VRDN,
                                 Series Q, 3.59% due 12/14/2007 (m)                                                        11,000
                        29,000   Maryland State Economic Development Corporation, Revenue Refunding Bonds
                                 (Constellation Energy Group Inc. Project), VRDN, Series A, 3.89% due 4/01/2024 (m)        29,000
                        34,350   Maryland State Health and Higher Educational Facilities Authority, Revenue
                                 Refunding Bonds, FLOATS, VRDN, Series 867, 3.95% due 7/01/2019 (d)(m)                     34,350
                         4,000   Maryland State Stadium Authority, Lease Revenue Refunding Bonds (Baltimore
                                 Convention Center), VRDN, AMT, 3.90% due 12/15/2014 (m)                                    4,000
                        48,295   Metropolitan Washington Airports Authority, D.C., Airport System Revenue
                                 Refunding Bonds, MERLOTS, VRDN, AMT, Series C35, 4% due 10/01/2014 (k)(m)                 48,295
                         9,225   Metropolitan Washington Airports Authority, D.C., System Revenue Bonds, ROCS,
                                 VRDN, Series II-R-195, 3.98% due 10/01/2032 (d)(m)                                         9,225
                        14,000   Montgomery County, Maryland, EDR (Riderwood Village Inc. Project), Refunding,
                                 VRDN, 3.94% due 3/01/2034 (m)                                                             14,000

Massachusetts - 1.8%    10,000   Eagle Tax Exempt Trust, Massachusetts Commuter Facilities, VRDN, Series 2001,
                                 Class 2101, 3.96% due 6/15/2033 (m)                                                       10,000
                         7,495   Eagle Tax-Exempt Trust, Massachusetts State Water Resources Authority, Revenue
                                 Refunding Bonds, VRDN, Series 2006-0054 Class A, 3.96% due 8/01/2036 (a)(m)                7,495
                        20,000   Massachusetts State, CP, 3.62% due 2/01/2007                                              20,000
                        20,400   Massachusetts State Development Finance Agency, CP, 3.65% due 2/09/2007                   20,400
                         7,935   Massachusetts State Development Finance Agency Revenue Bonds (Suffolk University),
                                 VRDN, Series A, 3.96% due 7/01/2035 (b)(m)                                                 7,935
                        53,815   Massachusetts State, GO (Central Artery), VRDN, Series A, 3.95% due 12/01/2030 (m)        53,815
                         2,700   Massachusetts State, GO, Refunding, VRDN, Series A, 3.88% due 9/01/2016 (m)                2,700
                        39,250   Massachusetts State Industrial Finance Agency, CP, 3.65% due 1/11/2007                    39,250
                        10,500   Massachusetts State Industrial Finance Agency, CP (New England Power Company
                                 Project), 3.59% due 2/09/2007                                                             10,500

Michigan - 3.4%          4,615   Detroit, Michigan, City School District, GO, VRDN, Series A, 3.99% due
                                 5/01/2029 (i)(m)                                                                           4,615
                         3,800   Detroit, Michigan, Sewer Disposal Revenue Bonds, FLOATS, VRDN, Series 60, 3.95%
                                 due 7/01/2036 (d)(m)                                                                       3,800
                         1,700   Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series B,
                                 4% due 7/01/2033 (i)(m)                                                                    1,700
                        17,000   Detroit, Michigan, Water Supply System Revenue Bonds, FLOATS, VRDN, Series 61,
                                 3.98% due 7/01/2034 (i)(m)                                                                17,000
                         6,495   Detroit, Michigan, Water Supply System Revenue Bonds, FLOATS, VRDN, Series 68,
                                 3.95% due 7/01/2034 (i)(m)                                                                 6,495
                        20,945   Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-665PB, 3.95% due 7/01/2033 (k)(m)                                             20,945
                         6,900   Eagle Tax-Exempt Trust, Grand Rapids Michigan, Sanitation Sewer System, VRDN,
                                 Series A, 3.96% due 1/01/2022 (d)(m)                                                       6,900
                         8,080   Eagle Tax-Exempt Trust, Michigan State Building Authority, Revenue Refunding
                                 Bonds, VRDN, Series 2006-0113, Class A, 3.96% due 10/15/2036 (d)(m)                        8,080
                         7,100   Eagle Tax-Exempt Trust, Michigan State Building Authority, Revenue Refunding
                                 Bonds, VRDN, Series 2006-156, Class A, 3.44% due 10/15/2036 (d)(m)                         7,100
                        37,810   Kent, Michigan, Hospital Finance Authority, Revenue Refunding Bonds (Spectrum
                                 Health), VRDN, Series A, 3.89% due 1/15/2029 (d)(m)                                       37,810
                         4,965   Michigan State Building Authority, Revenue Refunding Bonds, ROCS, VRDN, Series
                                 II-R-550, 3.95% due 10/15/2024 (a)(k)(m)                                                   4,965
                         4,250   Michigan State Building Authority, Revenue Refunding Bonds, ROCS, VRDN, Series
                                 II-R-2064, 3.95% due 10/15/2021 (k)(m)                                                     4,250
                        64,600   Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health), VRDN,
                                 Series B-1, 3.88% due 11/15/2033 (m)                                                      64,600
                        20,130   Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health Credit
                                 Group), VRDN, Series F, 3.90% due 11/01/2018 (m)                                          20,130
                        34,165   Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health Credit
                                 Group), VRDN, Series H, 3.90% due 11/01/2040 (c)(m)                                       34,165
                        22,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds, MERLOTS,
                                 VRDN, Series K, 3.95% due 11/15/2023 (k)(m)                                               22,000
                        28,110   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
                                 Health Credit Group), VRDN, Series E, 3.94% due 12/01/2030 (a)(m)                         28,110
                         2,940   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Russell Investment
                                 Co. LLC Project), VRDN, AMT, 4.01% due 11/01/2031 (m)                                      2,940
                         5,615   Michigan State Strategic Fund, Limited Obligation, Revenue Refunding Bonds
                                 (Dow Chemical Project), VRDN, Series B-1, 4.02% due 6/01/2014 (m)                          5,615
                         7,755   Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (William Beaumont Hospital), VRDN, Series T, 3.89% due 1/01/2020 (a)(m)                    7,755
                         5,400   Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (William Beaumont Hospital), VRDN, Series U, 3.86% due 1/01/2020 (a)(m)                    5,400
                        13,300   University of Michigan, University Hospital Revenue Refunding Bonds, VRDN, Series
                                 A-2, 3.86% due 12/01/2024 (m)                                                             13,300
                         3,550   Whitmore Lake, Michigan, Public School District, GO, ROCS, VRDN, Series II-R-4515,
                                 3.95% due 5/01/2023 (m)                                                                    3,550

Minnesota - 1.4%        16,758   Duluth, Minnesota, EDA, Health Care Facilities, Revenue Refunding Bonds, FLOATS,
                                 VRDN, Series 895, 3.95% due 2/15/2020 (a)(m)                                              16,758
                        13,955   Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview
                                 Health Services Project), VRDN, Series B, 3.90% due 11/15/2029 (a)(m)                     13,955
                         1,685   Minnesota State, GO, ROCS, VRDN, Series II-R-4065, 3.95% due 8/01/2023 (m)                 1,685
                        36,750   Rochester, Minnesota, Healthcare, CP, 3.60% due 2/08/2007                                 36,750
                        66,500   Rochester, Minnesota, Healthcare, CP, 3.60% due 3/12/2007                                 66,500

Mississippi - 2.0%       3,520   Mississippi Business Finance Corporation, Mississippi, Solid Waste Disposal
                                 Revenue Refunding Bonds (Mississippi Power Company Project), VRDN, AMT, 3.93%
                                 due 5/01/2028 (m)                                                                          3,520
                        57,551   Mississippi Development Bank, Special Obligation Revenue Bonds (Municipal Gas
                                 Authority of Mississippi - Natural Gas Supply Project), VRDN, 3.88% due 7/01/2015 (m)     57,551
                        89,191   Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, VRDN, AMT, Series 1212,
                                 3.98% due 12/01/2008 (m)                                                                  89,191
                        25,900   Mississippi Hospital Equipment and Facilities Authority Revenue Bonds (Mississippi
                                 Baptist Medical Center), VRDN, 3.94% due 7/01/2012 (m)                                    25,900
                        10,780   Mississippi State, Capital Improvement, GO, VRDN, 3.90% due 9/01/2025 (m)                 10,780
                         5,950   University of Mississippi Educational Building Corporation Revenue Bonds (The
                                 University of Mississippi Medical Center Pediatric and Research Facilities Project),
                                 VRDN, 3.93% due 6/01/2034 (a)(m)                                                           5,950

Missouri - 1.3%          4,645   Jackson County, Missouri, Special Obligation Revenue Bonds, ROCS, VRDN, Series
                                 II-R-9013, 3.95% due 12/01/2029 (a)(m)                                                     4,645
                         5,220   Lehman Municipal Trust Receipts, St. Louis, Missouri, Industrial Development
                                 Authority, M/F Housing Revenue Bonds, FLOATS, VRDN, AMT, Series 2006-K50, 4.08%
                                 due 12/20/2044 (e)(j)(m)                                                                   5,220
                        13,050   Missouri Development Finance Board, Cultural Facilities Revenue Bonds (Nelson
                                 Gallery Foundation), VRDN, Series A, 3.93% due 12/01/2033 (m)                             13,050
                         9,870   Missouri Development Finance Board, Cultural Facilities Revenue Bonds (Nelson
                                 Gallery Foundation), VRDN, Series B, 3.93% due 12/01/2031 (k)(m)                           9,870
                         5,770   Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds,
                                 ROCS, VRDN, Series II-R-620PB, 3.96% due 1/01/2034 (a)(m)                                  5,770
                        30,200   Missouri State Health and Educational Facilities Authority, Educational Facilities,
                                 Revenue Refunding Bonds (St. Louis University), VRDN, Series A, 3.95% due
                                 10/01/2035 (k)(m)                                                                         30,200
                        28,650   Missouri State Health and Educational Facilities Authority, Health Facilities
                                 Revenue Bonds (BJC Health System), VRDN, Series B, 3.95% due 5/15/2034 (m)                28,650
                         5,555   Missouri State Housing Development Commission, S/F Mortgage Revenue Refunding
                                 Bonds, VRDN, AMT, Series A, 4.55% due 9/01/2038 (m)                                        5,555
                         3,160   Missouri-Illinois Bi-State Development Agency, Subordinate Mass Transit Revenue
                                 Bonds (Metrolink Cross County Extension Project), VRDN, Series A, 3.95% due
                                 10/01/2035 (m)                                                                             3,160
                        23,285   University of Missouri, System Facilities Revenue Bonds, VRDN, Series B, 3.83%
                                 due 11/01/2035 (m)                                                                        23,285

Montana - 0.1%          13,640   Montana Facility Finance Authority Revenue Bonds (Sisters of Charity of
                                 Leavenworth Health System), VRDN, Series A, 3.95% due 12/01/2025 (m)                      13,640

Nebraska - 1.6%         85,500   American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds (National Public
                                 Gas Agency Project), VRDN, Series B, 3.90% due 2/01/2014 (m)                              85,500
                        19,080   American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds, VRDN, Series A,
                                 3.88% due 12/01/2015 (m)                                                                  19,080
                         2,000   Eagle Tax-Exempt Trust, Nebraska Public Power District Revenue Bonds, VRDN, Series
                                 1016, Class A, 3.96% due 1/01/2035 (a)(m)                                                  2,000
                         5,980   Eclipse Funding Trust, Solar Eclipse Certificates, Omaha, Nebraska, Public Power
                                 District Revenue Bonds, VRDN, Series 2006-0025, 3.94% due 2/01/2036 (a)(m)                 5,980
                         4,345   Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, ROCS, VRDN,
                                 Series II-R-2051, 3.95% due 4/01/2022 (i)(m)                                               4,345
                        21,000   Nebraska Public Power District, CP, 3.53% due 2/08/2007                                   21,000
                         4,995   Nebraska Public Power District Revenue Refunding Bonds, ROCS, VRDN, Series II-R-209,
                                 3.95% due 1/01/2012 (k)(m)                                                                 4,995
                        14,165   Omaha Public Power District, Nebraska, Electric System Revenue Bonds, ROCS, VRDN,
                                 Series II-R-9031, 3.95% due 2/01/2039 (m)                                                 14,165

Nevada - 1.0%           29,185   ABN AMRO MuniTops Certificates Trust, Clark County, Nevada, Airport Revenue Bonds,
                                 VRDN, Series 1999-15, 3.94% due 1/02/2008 (k)(m)                                          29,185
                         5,700   Clark County, Nevada, Airport System Subordinate Lien, Revenue Refunding Bonds,
                                 VRDN, Series C, 3.90% due 7/01/2029 (d)(m)                                                 5,700
                        20,450   Clark County, Nevada, CP, 3.60% due 1/18/2007                                             20,450
                         2,495   Clark County, Nevada, IDR, Refunding, PUTTERS, VRDN, AMT, Series 722, 3.98% due
                                 12/01/2012 (d)(m)                                                                          2,495
                         4,690   Clark County, Nevada, School District, GO, PUTTERS, VRDN, Series 1429, 3.97% due
                                 12/15/2013 (i)(m)                                                                          4,690
                         9,025   Las Vegas Valley, Nevada, Water District, GO, Refunding, MERLOTS, VRDN, Series B 10,
                                 3.95% due 6/01/2024 (k)(m)                                                                 9,025
                         5,850   Nevada State Department of Business and Industry, Solid Waste Disposal Revenue Bonds
                                 (Republic Services Inc. Project), VRDN, AMT, 4.15% due 12/01/2034 (m)                      5,850
                         9,330   Truckee Meadows, Nevada, Water Authority, Water Revenue Refunding Bonds, ROCS,
                                 VRDN, Series II-R-6078, 3.95% due 1/01/2027 (i)(m)                                         9,330
                         7,190   Washoe County, Nevada, School District, GO, ROCS, VRDN, Series II-R-2012, 3.95%
                                 due 6/01/2020 (d)(m)                                                                       7,190

New Hampshire - 1.0%     3,900   New Hampshire Health and Educational Facilities Authority Revenue Refunding
                                 Bonds (Dartmouth Hitchcock Obligation), VRDN, Series A, 3.87% due 8/01/2031 (i)(m)         3,900
                         5,138   New Hampshire Higher Educational and Health Facilities Authority, Revenue Refunding
                                 Bonds, FLOATS, VRDN, Series 772, 3.95% due 1/01/2017 (d)(m)                                5,139
                         9,658   New Hampshire Higher Educational and Health Facilities Authority, Revenue Refunding
                                 Bonds, FLOATS, VRDN, Series 866, 3.95% due 8/15/2021 (d)(m)                                9,658
                         7,415   New Hampshire State Business Finance Authority, Resource Recovery Revenue Refunding
                                 Bonds (Wheelabrator), VRDN, Series A, 3.90% due 1/01/2018 (m)                              7,415
                        20,000   New Hampshire State Business Fund, CP, 3.60% due 1/18/2007                                20,000
                        50,600   New Hampshire State Industrial Finance Agency, CP, 3.60% due 2/07/2007                    50,600

New Jersey - 2.8%       16,754   East Brunswick Township, New Jersey, GO, BAN, 4.25% due 1/05/2007                         16,757
                         5,855   Municipal Securities Trust Certificates, New Jersey State Transportation Trust
                                 Fund Authority, Transportation System Revenue Bonds, VRDN, Series 2006-3010,
                                 Class A, 3.96% due 6/13/2024 (a)(m)(n)                                                     5,855
                        11,550   Municipal Securities Trust Certificates, New Jersey State Transportation Trust
                                 Fund Authority, Transportation System Revenue Bonds, VRDN, Series 2006-3013,
                                 Class A, 3.96% due 11/05/2026 (d)(m)(n)                                                   11,550
                        12,000   New Jersey EDA, Revenue Refunding Bonds (Presbyterian Homes), VRDN, Series B,
                                 3.91% due 4/01/2016 (m)                                                                   12,000
                       102,850   New Jersey EDA, School Facilities Construction Revenue Bonds, VRDN, Sub-Series
                                 R-1, 3.83% due 9/01/2031 (m)                                                             102,850
                         7,256   New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS,
                                 VRDN, Series 702, 3.96% due 7/01/2014 (k)(m)                                               7,257
                        43,800   New Jersey State, TRAN, 4.50% due 6/22/2007                                               44,002
                        12,810   New Jersey State Transportation Trust Fund Authority Revenue Bonds, PUTTERS, VRDN,
                                 Series 1365, 3.95% due 6/15/2023 (k)(m)                                                   12,810
                        22,325   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-1,
                                 3.88% due 1/01/2024 (i)(m)                                                                22,325
                         6,895   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-2,
                                 3.88% due 1/01/2024 (i)(m)                                                                 6,895
                        30,000   Passaic, New Jersey, GO, Refunding, BAN, 4.50% due 6/08/2007                              30,119

New Mexico - 0.4%        5,795   Hurley, New Mexico, PCR (Kennecott Santa Fe), VRDN, 3.89% due 12/01/2015 (m)               5,795
                         7,340   New Mexico Finance Authority, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-7509,
                                 3.95% due 6/15/2023 (a)(m)                                                                 7,340
                        25,948   New Mexico Mortgage Finance Authority, S/F Mortgage Program Revenue Bonds, VRDN,
                                 AMT, 4.55% due 7/01/2007 (m)                                                              25,948

New York - 5.9%          7,000   Aurora, New York, GO, BAN, 4% due 7/25/2007                                                7,000
                        10,000   Carmel, New York, Central School District, GO, BAN, 4.50% due 6/29/2007                   10,030
                        24,700   Eagle Tax-Exempt Trust, New York State Dormitory Authority (Memorial Sloan),
                                 VRDN, Series 98, Class 3202, 3.96% due 7/01/2023 (m)                                      24,700
                         7,000   Hempstead, New York, Union Free School District, GO, TAN, 4.50% due 6/28/2007              7,023
                        44,950   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                 Refunding Bonds, VRDN, Series B, 3.91% due 11/01/2022 (i)(m)                              44,950
                         9,390   Monroe County, New York, GO, BAN, 4.75% due 7/18/2007                                      9,429
                        25,000   Monroe County, New York, GO, RAN, 4% due 4/16/2007                                        25,028
                        32,700   Monroe County, New York, Public Improvement Refunding Bonds, GO, BAN, 4% due
                                 7/18/2007                                                                                 32,769
                        13,995   Municipal Securities Trust Certificates Revenue Bonds, New York City, New York,
                                 City Transitional Finance Authority, VRDN, Series 2002-202, Class A, 3.91% due
                                 10/21/2010 (d)(m)                                                                         13,995
                        13,000   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Brittany Development), VRDN, AMT, Series A, 3.95% due 6/15/2029 (g)(m)     13,000
                        24,000   New York City, New York, City IDA, Liberty Revenue Bonds (One Bryant Park LLC
                                 Project), VRDN, Series A, 3.96% due 11/01/2039 (m)                                        24,000
                         5,500   New York City, New York, City IDA, Revenue Bonds, ROCS, VRDN, Series II-R-619,
                                 3.95% due 1/01/2036 (a)(m)                                                                 5,500
                        34,300   New York City, New York, City Municipal Financing Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Series CC-1, 3.87% due 6/15/2038 (m)                34,300
                        35,000   New York City, New York, City Municipal Water Finance Authority, CP, 3.55% due
                                 1/03/2007                                                                                 35,000
                        25,000   New York City, New York, City Municipal Water Finance Authority, CP, 3.65% due
                                 1/09/2007                                                                                 25,000
                        14,640   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Sub-Series C-3, 3.88% due 6/15/2018 (m)             14,640
                        16,690   New York City, New York, City Transitional Finance Authority, New York City
                                 Recovery Revenue Refunding Bonds, VRDN, Series 3, Sub-Series 3E, 3.90% due
                                 11/01/2022 (m)                                                                            16,690
                        10,025   New York City, New York, City Transitional Finance Authority Revenue Bonds
                                 (New York City Recovery), VRDN, Series 1, Sub-Series 1D, 3.90% due 11/01/2022 (m)         10,025
                         9,300   New York City, New York, City Transitional Finance Authority, Revenue
                                 Refunding Bonds (New York City Recovery), VRDN, Series 3, Sub-Series 3-H,
                                 3.86% due 11/01/2022 (m)                                                                   9,300
                        11,500   New York City, New York, City Transitional Finance Authority, Special Tax Revenue
                                 Refunding Bonds, VRDN, Series C, 3.88% due 2/01/2032 (m)                                  11,500
                        25,000   New York City, New York, GO, ROCS, VRDN, Series II-R-251A, 3.95% due 12/15/2033 (m)       25,000
                         5,695   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 ROCS, VRDN, Series II-R-6084, 3.95% due 10/01/2023 (k)(m)                                  5,695
                         1,500   New York State Dormitory Authority, Mental Health Facilities Improvement Revenue
                                 Refunding Bonds, VRDN, Series F-2B, 3.87% due 2/15/2021 (i)(m)                             1,500
                         6,500   New York State HFA, Service Contract Revenue Refunding Bonds, VRDN, Series G,
                                 3.90% due 3/15/2028 (m)                                                                    6,500
                         6,500   New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                                 Sub Lien, VRDN, Series 3V, 3.90% due 4/01/2024 (d)(m)                                      6,500
                        11,000   New York State Thruway Authority, State Personal Income Tax, Revenue Refunding
                                 Bonds, FLOATS, VRDN, Series 1194, 3.94% due 3/15/2023 (i)(m)                              11,000
                        10,000   Niagara-Wheatfield, New York, Central School District, GO, BAN, 4.50% due 2/15/2007       10,011
                        11,000   Oceanside, New York, Union Free School District, GO, TAN, 4.50% due 6/27/2007             11,038
                         5,930   Plainedge, New York, Union Free School District, GO, TAN, 4.50% due 6/27/2007              5,951
                        20,000   Sachem Central School District (Holbrook), New York, GO, BAN, 4.50% due 6/27/2007         20,069
                         3,990   Tobacco Settlement Financing Corporation of New York Revenue Bonds, FLOATS, VRDN,
                                 Series 1457, 4.01% due 6/01/2022 (m)                                                       3,990
                        46,280   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                                 VRDN, Series A, 3.90% due 11/01/2035 (m)                                                  46,280
                        18,985   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                                 VRDN, Series B, 3.86% due 1/01/2033 (m)                                                   18,985
                         5,300   Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                                 Refunding Bonds, VRDN, Series C, 3.85% due 1/01/2031 (i)(m)                                5,300
                         1,130   Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                                 Refunding Bonds, VRDN, Series D, 3.85% due 1/01/2031 (i)(m)                                1,130
                        25,000   William Floyd Union Free School District of Mastics-Moriches-Shirley, GO, TAN,
                                 4.50% due 6/29/2007                                                                       25,079

North Carolina - 2.3%   15,255   Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System
                                 Revenue Refunding Bonds (Carolinas Healthcare System), VRDN, Series C, 3.90%
                                 due 1/15/2026 (m)                                                                         15,255
                        14,825   Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System
                                 Revenue Refunding Bonds (Carolinas Healthcare System), VRDN, Series D, 3.84%
                                 due 1/15/2026 (m)                                                                         14,825
                         4,800   Lee County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority, IDR (Arden Corporation Project), VRDN, AMT, 4.07% due 8/01/2034 (m)             4,800
                        19,995   Municipal Securities Trust Certificates, North Carolina Eastern Municipal Power
                                 Agency, GO, Refunding, VRDN, Series 2002-201, Class A, 3.92% due 4/12/2017 (m)            19,995
                         4,025   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                                 MERLOTS, VRDN, Series A22, 3.95% due 1/01/2024 (m)                                         4,025
                         3,200   North Carolina HFA, Home Ownership Revenue Bonds, MERLOTS, VRDN, AMT, Series B12,
                                 4% due 7/01/2037 (m)                                                                       3,200
                        14,080   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Refunding Bonds (Carol Woods Project), VRDN, 3.86% due 4/01/2031 (l)(m)           14,080
                        16,500   North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds
                                 (Novant Health Group), VRDN, Series A, 3.90% due 11/01/2034 (m)                           16,500
                         4,800   North Carolina Medical Care Commission, Health Care Facilities, Revenue Refunding
                                 Bonds (Duke University Health System), VRDN, Series C, 3.88% due 6/01/2028 (m)             4,800
                        38,520   North Carolina Medical Care Commission, Health Care Facilities, Revenue Refunding
                                 Bonds (University Health Systems of Eastern Carolina), VRDN, Series C1, 3.90%
                                 due 12/01/2036 (a)(m)                                                                     38,520
                        15,000   North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses H. Cone
                                 Memorial Health System), VRDN, Series A, 3.91% due 10/01/2035 (m)                         15,000
                         5,100   North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses H. Cone
                                 Memorial Health System), VRDN, Series B, 3.91% due 10/01/2035 (m)                          5,100
                         4,100   North Carolina Medical Care Commission, Hospital Revenue Bonds (Pooled Equipment
                                 Financing Project), ACES, VRDN, 3.90% due 12/01/2025 (k)(m)                                4,100
                        15,700   North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Northeast
                                 Medical Center Project), VRDN, Series B, 3.90% due 11/01/2032 (m)                         15,700
                         4,500   North Carolina State, GO, MERLOTS, VRDN, Series A23, 3.95% due 3/01/2027 (m)               4,500
                         6,400   Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, ROCS, VRDN,
                                 Series II-R-645, 3.95% due 3/01/2036 (m)                                                   6,400
                        37,500   University of North Carolina at Chapel Hill, Hospital Revenue Refunding Bonds, VRDN,
                                 Series B, 3.90% due 2/15/2031 (m)                                                         37,500
                         3,100   Wake County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority Revenue Bonds (Solid Waste Disposal-Highway 55), VRDN, AMT, 4.07% due
                                 9/01/2013 (m)                                                                              3,100

Ohio - 1.4%             30,000   Cleveland, Ohio, Water Revenue Refunding Bonds, VRDN, Series M, 3.88% due
                                 1/01/2033 (i)(m)                                                                          30,000
                         8,300   Columbus, Ohio, City School District, GO, TOCS, VRDN, Series H, 3.98% due
                                 10/11/2012 (i)(m)                                                                          8,300
                         4,000   Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School District, GO, VRDN,
                                 Series 2004-34, Class A, 3.96% due 12/01/2031 (i)(m)                                       4,000
                         5,000   Franklin County, Ohio, Health Care Facilities Revenue Refunding Bonds (Ohio
                                 Presbyterian Services), VRDN, Series A, 3.94% due 7/01/2036 (l)(m)                         5,000
                        11,400   Hamilton County, Ohio, Sales Tax Revenue Refunding Bonds, ROCS, VRDN, Series
                                 II-R-9051, 3.68% due 12/01/2032 (a)(m)                                                    11,400
                         9,000   Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban
                                 Redevelopment Corporation Project), VRDN, 3.96% due 8/01/2036 (m)                          9,000
                         3,755   Licking County, Ohio, GO (Buckeye Lake Project), BAN, 4.25% due 11/28/2007                 3,777
                         4,500   Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital), VRDN,
                                 Series A, 3.95% due 11/15/2022 (m)                                                         4,500
                         2,370   Municipal Securities Trust Certificates, Princeton, Ohio, City School District,
                                 GO, VRDN, Series SGB 50-A, 3.95% due 12/01/2030 (k)(m)                                     2,370
                         7,900   Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                                 Gas and Electric), VRDN, Series A, 4.08% due 9/01/2030 (m)                                 7,900
                        16,300   Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                                 Gas and Electric), VRDN, Series B, 4.11% due 9/01/2030 (m)                                16,300
                        23,955   Ohio State, GO, Common Schools, VRDN, Series A, 3.88% due 3/15/2025 (m)                   23,955
                         2,500   Ohio State Solid Waste Revenue Bonds (Republic Services, Inc. Project), VRDN, AMT,
                                 4.17% due 11/01/2035 (m)                                                                   2,500
                         9,275   Trumbull County, Ohio, Health Care Facilities Revenue Bonds (Shepherd of the
                                 Valley), VRDN, 3.90% due 10/01/2031 (l)(m)                                                 9,275

Oklahoma - 1.1%          3,584   Comanche County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                                 VRDN, Series A, 4.16% due 5/01/2007 (m)                                                    3,584
                        23,045   Morgan Keegan Municipal Products, Inc., Oklahoma County, Oklahoma, HFA, S/F
                                 Revenue Bonds, VRDN, AMT, Series A, 4.01% due 5/01/2009 (m)                               23,045
                         4,900   Oklahoma State Capitol Improvement Authority, State Facilities Revenue Bonds
                                 (Higher Education Projects), VRDN, Series D-3, 3.89% due 7/01/2033 (c)(m)                  4,900
                         2,500   Oklahoma State Development Finance Authority Revenue Bonds (ConocoPhillips
                                 Company Project), VRDN, AMT, Series B, 4% due 8/01/2037 (m)                                2,500
                         6,370   Oklahoma State, HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, 4.52% due 8/31/2007 (m)        6,370
                         3,200   Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris Baptist),
                                 VRDN, Series B, 3.95% due 8/15/2029 (k)(m)                                                 3,200
                        52,810   Oklahoma State Turnpike Authority, Second Senior Revenue Refunding Bonds, VRDN,
                                 Series C, 3.90% due 1/01/2028 (m)(o)                                                      52,810
                        10,000   Oklahoma State Turnpike Authority, Second Senior Revenue Refunding Bonds, VRDN,
                                 Series E, 3.95% due 1/01/2028 (m)(o)                                                      10,000

Oregon - 0.1%           11,730   ABN AMRO MuniTops Certificates Trust, Portland, Oregon, GO, VRDN, Series 2001-4,
                                 3.95% due 6/01/2009 (k)(m)                                                                11,730

Pennsylvania - 4.4%     27,490   Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds,
                                 PUTTERS, VRDN, Series 1281, 3.97% due 1/15/2011 (d)(m)                                    27,490
                         6,907   Allegheny County, Pennsylvania, Hospital Development Authority Revenue Bonds
                                 (University of Pittsburgh Medical Center), VRDN, Series B-1, 4.04% due 12/01/2016 (m)      6,907
                         7,800   Arkansas State Development Finance Authority, M/F Housing Revenue Bonds
                                 (Chapelridge Benton Project), VRDN, AMT, Series C, 3.99% due 6/01/2032 (m)                 7,800
                        19,850   Delaware Valley Regional Finance Authority, Pennsylvania, Local Government
                                 Revenue Bonds, VRDN, Series D, 3.91% due 12/01/2020 (m)                                   19,850
                        13,200   Emmaus, Pennsylvania, General Authority Revenue Bonds (Pennsylvania Loan Program),
                                 VRDN, Series A, 3.94% due 3/01/2030 (i)(m)                                                13,200
                        11,925   Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, Series A, 3.94%
                                 due 3/01/2024 (m)                                                                         11,925
                         9,897   Erie County, Pennsylvania, Hospital Authority Revenue Bonds, FLOATS, VRDN, Series
                                 820, 3.95% due 7/01/2022 (k)(m)                                                            9,897
                        17,000   Erie, Pennsylvania, City School District, GO, TRAN, 4.50% due 6/29/2007                   17,043
                        16,050   Geisinger Health System, Pennsylvania, Revenue Bonds, VRDN, 3.93% due 11/15/2032 (m)      16,050
                        12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 3.94% due
                                 9/15/2020 (m)                                                                             12,000
                         4,995   Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19,
                                 3.95% due 2/15/2027 (k)(m)                                                                 4,995
                         6,700   Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                                 Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series B,
                                 4.10% due 10/01/2034 (m)                                                                   6,700
                        15,120   Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, FLOATS, VRDN,
                                 Series 1402, 3.95% due 12/01/2024 (a)(m)                                                  15,120
                         6,925   Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, VRDN,
                                 Series B, 3.91% due 12/01/2012 (m)                                                         6,925
                        50,000   Philadelphia, Pennsylvania, Gas Works, CP, 3.65% due 1/05/2007                            50,000
                        15,000   Philadelphia, Pennsylvania, Gas Works, CP, 3.80% due 1/08/2007                            15,000
                        40,400   Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds, VRDN, Series 6,
                                 3.95% due 8/01/2031 (i)(m)                                                                40,400
                         6,100   Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                 Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN, Series B,
                                 3.94% due 7/01/2025 (m)                                                                    6,100
                        10,665   Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                 Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN, Series D,
                                 3.94% due 7/01/2031 (k)(m)                                                                10,665
                        72,855   Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
                                 3.89% due 6/15/2023 (i)(m)                                                                72,855
                        14,950   Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
                                 Series B, 3.89% due 8/01/2018 (i)(m)                                                      14,950
                        12,800   South-Central General Authority, Pennsylvania, Revenue Refunding Bonds
                                 (Wellspan Health - York Hospital), VRDN, Series A, 3.89% due 6/07/2023 (a)(m)             12,800
                        18,000   Temple University of the Commonwealth System of Higher Education, Pennsylvania,
                                 University Funding Obligations, Revenue Refunding Bonds, 5% due 4/26/2007                 18,074
                        10,640   Washington County, Pennsylvania, IDA, Health Care Facilities Revenue Bonds
                                 (Presbyterian Senior Care), VRDN, 3.93% due 1/01/2030 (l)(m)                              10,640

Rhode Island - 1.5%      5,345   Rhode Island Housing and Mortgage Finance Corporation Revenue Bonds, ROCS, VRDN,
                                 Series II-R-599, 3.95% due 4/01/2033 (m)                                                   5,345
                        26,035   Rhode Island State and Providence Plantations, GO, FLOATS, VRDN, Series 568,
                                 3.95% due 9/01/2017 (k)(m)                                                                26,035
                        15,855   Rhode Island State and Providence Plantations, GO, FLOATS, VRDN, Series 720,
                                 3.95% due 11/01/2022 (d)(m)                                                               15,855
                        48,225   Rhode Island State and Providence Plantations, GO, TAN, 4.25% due 6/29/2007               48,395
                        13,700   Rhode Island State Health and Educational Building Corporation, Higher Education
                                 Facilities Revenue Bonds (Brown University), VRDN, Series A, 3.90% due 5/01/2035 (m)      13,700
                        39,810   Rhode Island State Health and Educational Building Corporation, Hospital Financing
                                 Revenue Bonds (Butler Hospital), VRDN, Series A, 3.90% due 9/01/2032 (m)                  39,810

South                   12,195   ABN AMRO MuniTops Certificates Trust, Lexington County, South Carolina, GO, VRDN,
Carolina - 1.3%                  Series 2001-37, 3.95% due 2/01/2010 (d)(m)                                                12,195
                         3,685   Charleston Educational Excellence Financing Corporation, South Carolina, ROCS,
                                 VRDN, Series II-R-515, 3.95% due 12/01/2030 (b)(m)                                         3,685
                        11,500   Eagle Tax-Exempt Trust, South Carolina State Public Service Authority, Revenue
                                 Bonds, VRDN, Series 2006-0007, Class A, 3.96% due 1/01/2036 (k)(m)                        11,500
                         9,500   Eagle Tax-Exempt Trust, South Carolina State Public Service Authority, Revenue
                                 Refunding Bonds, VRDN, Series 2006-0019, Class A, 3.96% due 1/01/2039 (k)(m)               9,500
                         6,380   Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment
                                 Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT, 3.94% due 4/01/2027 (m)            6,380
                        23,700   Greenville Hospital System, South Carolina, Hospital Facilities Revenue Bonds,
                                 VRDN, Series A, 3.89% due 5/01/2035 (a)(m)                                                23,700
                        22,750   Greenville Hospital System, South Carolina, Hospital Facilities Revenue Bonds,
                                 VRDN, Series B, 3.89% due 5/01/2035 (a)(m)                                                22,750
                         8,035   Medical University Hospital Authority, South Carolina, Hospital Facilities,
                                 Revenue Refunding Bonds, VRDN, Series A-5, 3.96% due 8/15/2027 (e)(k)(m)                   8,035
                         5,320   South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds,
                                 PUTTERS, VRDN, AMT, Series 1388, 3.98% due 7/01/2010 (a)(m)                                5,320
                         2,085   South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds,
                                 ROCS, VRDN, AMT, Series II-R-398, 3.98% due 7/01/2034 (i)(m)                               2,085
                         6,250   South Carolina Jobs EDA, EDR (Holcim (US) Inc. Project), VRDN, AMT, 4.07% due
                                 12/01/2033 (m)                                                                             6,250
                        12,500   South Carolina Transportation Infrastructure Bank Revenue Bonds, FLOATS, VRDN,
                                 Series 728, 3.95% due 10/01/2022 (a)(m)                                                   12,500
                         4,185   South Carolina Transportation Infrastructure Bank Revenue Bonds, ROCS, VRDN,
                                 Series II-R-9016, 3.95% due 10/01/2033 (a)(m)                                              4,185

Tennessee - 4.0%        18,285   Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series A-4-A, 3.94% due 6/01/2032 (m)                    18,285
                         4,175   Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series D1F, 3.95% due 6/01/2030 (a)(m)                    4,175
                         4,000   Blount County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series D-7-C, 3.95% due 6/01/2032 (m)(o)                  4,000
                        30,670   Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                 (Tennessee Municipal Bond Fund), VRDN, 3.90% due 11/01/2027 (m)                           30,670
                        57,630   Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                 (Tennessee Municipal Bond Fund), VRDN, 3.90% due 6/01/2029 (m)                            57,630
                        16,925   Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                                 (Tennessee Municipal Bond Fund), VRDN, 3.90% due 7/01/2034 (m)                            16,925
                         8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.B. Staley Manufacturing Company Project),
                                 VRDN, 3.92% due 6/01/2023 (m)                                                              8,100
                         6,020   Memphis, Tennessee, Health, Educational and Housing Facility Board Revenue Bonds
                                 (Not-for-Profit M/F Program), VRDN, 4.10% due 8/01/2032 (m)                                6,020
                        25,710   Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue
                                 Bonds (Tennessee County Loan Pool), VRDN, 4% due 4/01/2032 (m)                            25,710
                         9,750   Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue
                                 Bonds (Tennessee County Loan Pool), VRDN, 3.90% due 2/01/2036 (m)                          9,750
                        34,830   Morgan Keegan Municipal Products, Inc., Tennessee HDA, Revenue Bonds, VRDN, AMT,
                                 Series C, 4.01% due 8/09/2007 (m)                                                         34,830
                        27,600   Municipal Energy Acquisition Corporation, Tennessee, Gas Revenue Bonds, PUTTERS,
                                 VRDN, Series 1578, 3.95% due 2/01/2013 (m)                                                27,600
                        10,000   Municipal Securities Trust Certificates, Tennessee Energy Acquisition Corporation,
                                 Revenue Bonds, VRDN, Series 2006-276, Class A, 3.94% due 8/30/2022 (m)(n)                 10,000
                        16,550   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, AMT, Series III-A, 3.99% due 6/01/2028 (a)(m)            16,550
                         7,100   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series II-A-1, 3.94% due 6/01/2024 (a)(m)                 7,100
                        10,000   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series III-D-2, 3.94% due 6/01/2017 (a)(m)               10,000
                         3,970   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series III-D-6, 3.94% due 6/01/2020 (a)(m)                3,970
                        18,825   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series III-E-1, 3.94% due 6/01/2025 (m)                  18,825
                        10,000   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series III-E-4, 3.94% due 6/01/2025 (a)(m)               10,000
                         6,000   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series IV-A-4, 3.95% due 6/01/2020 (i)(m)                 6,000
                         6,500   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series IV-F-2, 3.95% due 6/01/2020 (a)(m)                 6,500
                         1,100   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series VI-D-4, 3.95% due 6/01/2025 (a)(m)                 1,100
                         5,850   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series VI-F-3, 3.95% due 6/01/2030 (m)(o)                 5,850
                         3,620   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement, Revenue Refunding Bonds, VRDN, Series II-E-2, 3.94% due 6/01/2021 (a)(m)      3,620
                         4,555   Shelby County, Tennessee, GO, Refunding, ROCS, VRDN, Series II-R-3023, 3.95%
                                 due 4/01/2020 (k)(m)                                                                       4,555
                        10,000   Shelby County, Tennessee, Public Improvement and Schools, GO, VRDN, Series B,
                                 3.93% due 4/01/2030 (m)                                                                   10,000
                        38,290   The Tennergy Corporation, Tennessee, Gas Revenue Bonds, PUTTERS, VRDN, Series
                                 1258Q, 3.97% due 11/01/2013 (m)                                                           38,290

Texas - 13.9%           13,500   ABN AMRO MuniTops Certificates Trust, San Antonio, Texas, Electric and Gas Revenue
                                 Bonds, VRDN, Series 1998-22, 4.06% due 1/03/2007 (k)(m)                                   13,500
                        29,950   ABN AMRO MuniTops Certificates Trust, San Antonio, Texas, Independent School
                                 District, VRDN, Series 1999-10, 3.94% due 3/07/2007 (m)                                   29,950
                         9,030   ABN AMRO MuniTops Certificates Trust, Texas Permanent School Fund, Independent
                                 School District, GO, VRDN, Series 2001-8, 3.96% due 2/15/2007 (m)                          9,030
                         4,480   Austin, Texas, Water and Wastewater System, Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-6029, 3.95% due 11/15/2024 (a)(m)                                              4,480
                           285   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-1, 3.95% due
                                 8/15/2031 (k)(m)                                                                             285
                         5,625   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Scott & White Memorial Hospital), VRDN, Series B-2, 3.95% due 8/15/2029 (k)(m)      5,625
                        10,000   Brazos River Authority, Texas, Harbor Navigational District, Brazoria County
                                 Revenue Bonds (BASF Corp.), VRDN, AMT, 3.97% due 4/01/2032 (m)                            10,000
                         4,200   Brazos River Harbor Navigation District, Texas, Brazoria County Environmental
                                 Revenue Bonds (Dow Chemical Company), VRDN, Series A-2, 4.05% due 5/15/2033 (m)            4,200
                         2,400   Brazos River Harbor Navigation District, Texas, Brazoria County Environmental
                                 Revenue Bonds (Dow Chemical Company), VRDN, Series B-1, 4.01% due 5/15/2033 (m)            2,400
                        25,000   Brazos River, Texas, Harbor Industrial Development Corporation Revenue Bonds
                                 (BASF Corporation Project), VRDN, AMT, 4% due 5/01/2038 (m)                               25,000
                         1,990   Brownsville, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN, Series
                                 II-R-4074, 3.95% due 9/01/2024 (a)(m)                                                      1,990
                         3,588   Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds, VRDN, AMT,
                                 Series A, 5.05% due 7/01/2008 (m)                                                          3,588
                        10,925   Collin County, Texas, GO, FLOATS, VRDN, Series 42-TP, 3.95% due 2/15/2026 (m)             10,925
                         7,295   Corpus Christi, Texas, Business and Job Development Corporation, Sales Tax
                                 Revenue Refunding Bonds, ROCS, VRDN, Series II-R-2001, 3.95% due 9/01/2017 (a)(m)          7,295
                         3,710   Corpus Christi, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN, Series
                                 II-R-2149, 3.95% due 7/15/2024 (i)(m)                                                      3,710
                         2,555   Cypress-Fairbanks, Texas, Independent School District, GO, FLOATS, VRDN, Series
                                 86TP, 3.97% due 2/15/2030 (k)(m)                                                           2,555
                         4,408   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, FLOATS, VRDN, AMT,
                                 Series 824, 3.98% due 11/01/2015 (a)(m)                                                    4,408
                         7,140   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN, AMT,
                                 Series 350, 3.98% due 5/01/2011 (k)(m)                                                     7,140
                         2,500   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN, AMT,
                                 Series 351, 3.98% due 5/01/2008 (i)(m)                                                     2,500
                         4,995   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, PUTTERS, VRDN, AMT,
                                 Series 385, 3.98% due 5/01/2008 (d)(m)                                                     4,995
                         3,000   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, ROCS, VRDN, AMT,
                                 Series II-R-268, 3.98% due 11/01/2033 (k)(m)                                               3,000
                         3,425   Dallas-Fort Worth, Texas, International Airport Revenue Refunding Bonds, PUTTERS,
                                 VRDN, AMT, Series 1019, 3.98% due 5/01/2010 (d)(m)                                         3,425
                        25,300   Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT, Series
                                 SGB-49, 3.95% due 11/01/2023 (k)(m)                                                       25,300
                         9,495   Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT, Series
                                 SGB-52, 3.97% due 11/01/2017 (k)(m)                                                        9,495
                        23,885   Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR, VRDN,
                                 AMT, Series SGB-46, 3.97% due 11/01/2020 (k)(m)                                           23,885
                         2,810   Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, ROCS, VRDN, Series
                                 II-R-2078, 3.95% due 12/01/2022 (a)(m)                                                     2,810
                         2,500   Denton, Texas, Independent School District, GO, VRDN, Series 2005-A, 4.03% due
                                 8/01/2035 (m)                                                                              2,500
                         8,435   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, International Airport Revenue
                                 Bonds, VRDN, AMT, Series 2003-0020, Class A, 3.99% due 11/01/2032 (a)(m)                   8,435
                         6,000   Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01, Class 4310, 3.96% due
                                 12/01/2026 (a)(m)                                                                          6,000
                        13,200   Eagle Tax-Exempt Trust, Houston, Texas, Airport System Revenue Refunding Bonds,
                                 VRDN, Series 2006-0123, Class A, 3.96% due 7/01/2032 (i)(m)                               13,200
                         4,915   Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class 4311, 3.96%
                                 due 8/15/2026 (m)                                                                          4,915
                        14,500   Eagle Tax-Exempt Trust, San Antonio, Texas, Water Revenue Refunding Bonds, VRDN,
                                 Series 2006-0005, Class A, 3.96% due 5/15/2040 (k)(m)                                     14,500
                         7,200   Eagle Tax-Exempt Trust, Texas State, GO, VRDN, Series 2006-0125, Class A, 3.96%
                                 due 4/01/2033 (m)                                                                          7,200
                        23,100   Eagle Tax-Exempt Trust, Texas State, GO, VRDN, Series 2006-0126, Class A, 3.96%
                                 due 4/01/2035 (m)                                                                         23,100
                         4,500   Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A, 3.95% due 3/01/2032 (k)(m)              4,500
                        12,250   Galena Park, Texas, Independent School District, GO, Refunding, FLOATS, VRDN,
                                 Series SG-153, 3.98% due 8/15/2023 (m)                                                    12,250
                         5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue Refunding
                                 Bonds (Southern Air Transport), VRDN, 3.98% due 3/01/2010 (m)                              5,300
                        19,000   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue Bonds
                                 (American Aeryl LP Project), VRDN, AMT, 4% due 5/01/2038 (m)                              19,000
                         2,200   Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Air Products Project),
                                 VRDN, AMT, 4% due 12/01/2039 (m)                                                           2,200
                         2,500   Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds (Waste Management Inc.),
                                 VRDN, AMT, Series A, 3.95% due 4/01/2019 (m)                                               2,500
                        21,300   Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds (Amoco Oil
                                 Company Project), VRDN, AMT, 3.94% due 8/01/2023 (m)                                      21,300
                        11,095   Harris County-Houston, Texas, Sports Authority, Special Revenue Refunding Bonds,
                                 TOCS, VRDN, Series Z-3, 3.97% due 11/15/2025 (k)(m)                                       11,095
                        60,000   Harris County, Texas, CP, 3.59% due 3/09/2007                                             60,000
                        12,000   Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Texas Children's Hospital), VRDN, Series B-1, 3.98% due 10/01/2029 (k)(m)          12,000
                       129,200   Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Methodist Hospital System), VRDN, Series A, 3.94% due 12/01/2032 (m)              129,200
                        14,000   Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Saint Luke's Episcopal Hospital), VRDN, Series A, 3.95% due 2/15/2032 (d)(m)       14,000
                        49,900   Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds (Saint Luke's Episcopal Hospital), VRDN, Series B, 3.94% due 2/15/2031 (m)          49,900
                        15,840   Harris County, Texas, Health Facilities Development Corporation, Special
                                 Facilities Revenue Bonds (Texas Medical Center Project), VRDN, Series B, 3.95%
                                 due 5/15/2029 (i)(m)                                                                      15,840
                        31,350   Harris County, Texas, Industrial Development Corporation, Solid Waste Disposal
                                 Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT, 4.06% due 2/01/2023 (m)         31,350
                        10,215   Harris County, Texas, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-1030,
                                 3.95% due 8/15/2017 (i)(m)                                                                10,215
                        15,000   Houston, Texas, CP, 3.55% due 2/07/2007 (i)                                               15,000
                        29,675   Houston, Texas, Independent School District, GO, VRDN, 3.63% due 6/15/2007 (m)            29,675
                         5,345   Houston, Texas, Utility System Revenue Refunding Bonds, ROCS, VRDN, Series
                                 II-R-4063, 3.95% due 5/15/2021 (i)(m)                                                      5,345
                         6,000   Houston, Texas, Utility System Revenue Refunding Bonds, TOCS, VRDN, Series A,
                                 3.95% due 5/25/2012 (i)(m)                                                                 6,000
                         7,000   Houston, Texas, Water and Sewer Enterprise, CP, 3.60% due 1/18/2007                        7,000
                         5,345   Houston, Texas, Water and Sewer System Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-630, 3.95% due 12/01/2020 (i)(m)                                               5,345
                         4,965   Lewisville, Texas, Independent School District, GO, Refunding, PUTTERS, VRDN,
                                 Series 701, 3.97% due 8/15/2010 (d)(m)                                                     4,965
                        10,395   Municipal Securities Trust Certificates, Austin, Texas, Water Revenue Refunding
                                 Bonds, VRDN, Series 2001-134, Class A, 3.94% due 5/15/2010 (i)(m)                         10,395
                         8,620   Municipal Securities Trust Certificates, Houston, Texas, Independent School
                                 District, GO, VRDN, Refunding, Series 233, Class A, 3.96% due 1/09/2014 (m)                8,620
                        32,000   North Central Texas, CP, 3.56% due 1/16/2007                                              32,000
                         8,450   North Texas Municipal Water District, Texas, Water System Revenue Bonds, ROCS,
                                 VRDN, Series II-R-593PB, 3.96% due 9/01/2035 (k)(m)                                        8,450
                         3,395   Plano, Texas, Independent School District, GO, PUTTERS, VRDN, Series 1428, 3.97%
                                 due 8/15/2010 (m)                                                                          3,395
                        17,335   Port Arthur, Texas, Navigation District, Environmental Facilities Revenue
                                 Refunding Bonds (Motiva Enterprises Project), VRDN, AMT, 4.07% due 12/01/2027 (m)         17,335
                        10,000   Port Arthur, Texas, Navigation District, Industrial Development Corporation,
                                 Exempt Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN, AMT,
                                 4% due 4/01/2036 (m)                                                                      10,000
                         8,400   Port Arthur, Texas, Navigation District, Industrial Development Corporation,
                                 Exempt Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN, AMT,
                                 3.97% due 5/01/2040 (m)                                                                    8,400
                        20,000   Port Arthur, Texas, Navigation District Revenue Bonds (BASF Corporation Project),
                                 VRDN, AMT, 4.02% due 4/01/2033 (m)                                                        20,000
                        10,000   Port Arthur, Texas, Navigation District Revenue Bonds, Multi-Mode (Atofina
                                 Petrochemicals), VRDN, AMT, Series B, 4.05% due 4/01/2027 (m)                             10,000
                        12,500   Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal
                                 Revenue Bonds (Flint Hills Resources LP Project), VRDN, AMT, 4.22% due 1/01/2030 (m)      12,500
                        50,000   Port of Corpus Christi Authority, Texas, Nueces County Solid Waste Disposal,
                                 Revenue Refunding Bonds (Flint Hills Resources LP Project), VRDN, AMT, Series A,
                                 4.21% due 7/01/2029 (m)                                                                   50,000
                         4,145   Socorro, Texas, Independent School District, GO, ROCS, VRDN, Series II-R-2222,
                                 3.95% due 8/15/2022 (m)                                                                    4,145
                         1,600   Southwest Texas, Higher Education Authority Incorporated, Revenue Refunding
                                 Bonds (Southern Methodist University), VRDN, 3.88% due 7/01/2015 (m)                       1,600
                        32,500   Texas Municipal Power Agency, CP, 3.54% due 1/08/2007                                     32,500
                         6,870   Texas Municipal Power Agency, Revenue Refunding Bonds, PUTTERS, VRDN, Series
                                 1323, 3.97% due 3/01/2014 (k)(m)                                                           6,870
                        14,900   Texas State Affordable Housing Corporation, M/F Housing Revenue Bonds, FLOATS,
                                 VRDN, Series 12TP, 3.95% due 3/01/2032 (k)(m)                                             14,900
                        40,000   Texas State, GO, PUTTERS, VRDN, Series 1521, 3.97% due 10/01/2014 (m)                     40,000
                        54,160   Texas State, GO, Refunding, VRDN, AMT, 3.93% due 7/02/2007 (m)                            54,160
                       172,055   Texas State, TRAN, 4.50% due 8/31/2007                                                   173,104
                        15,500   Texas State Transportation Commission, First Tier Revenue Bonds, VRDN, Series B,
                                 3.91% due 4/01/2026 (m)                                                                   15,500
                        13,435   Texas State Transportation Commission, GO, ROCS, VRDN, Series II-R-4083, 3.95%
                                 due 4/01/2035 (m)                                                                         13,435
                        20,575   Texas State Turnpike Authority, Central Texas Turnpike System, First Tier Revenue
                                 Bonds, VRDN, Series B, 3.89% due 8/15/2042 (a)(m)                                         20,575
                         5,410   Texas State University, System Financing Revenue Refunding Bonds, ROCS, VRDN,
                                 Series II-R-1011, 3.95% due 3/15/2019 (i)(m)                                               5,410
                         4,093   Travis County, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                                 VRDN, Series 2001-1, 4.17% due 5/01/2007 (m)                                               4,093
                         3,984   Victoria County, Texas, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series
                                 959, 3.95% due 1/01/2016 (a)(m)                                                            3,984

Utah - 1.9%              6,500   Emery County, Utah, PCR, Refunding (PacifiCorp Projects), VRDN, 3.95% due
                                 11/01/2024 (a)(m)                                                                          6,500
                         5,900   Intermountain Power Agency, Utah, Power Supply Revenue Bonds, VRDN, Series F,
                                 3.55% due 7/01/2018 (a)(m)                                                                 5,900
                        10,000   Intermountain Power Agency, Utah, Power Supply, Revenue Refunding Bonds, VRDN,
                                 Series E, 3.54% due 7/01/2018 (a)(m)                                                      10,000
                        25,300   Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                 Series A, 3.95% due 5/15/2036 (m)                                                         25,300
                         6,000   Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                 Series A, 3.95% due 5/15/2037 (m)                                                          6,000
                        20,100   Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                 Series C, 3.95% due 5/15/2036 (m)                                                         20,100
                        20,700   Murray City, Utah, Hospital Revenue Bonds (IHC Health Services, Inc.), VRDN,
                                 Series D, 3.95% due 5/15/2036 (m)                                                         20,700
                        13,280   Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project), VRDN,
                                 3.89% due 2/01/2008 (m)                                                                   13,280
                        31,015   Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project), VRDN,
                                 Series B, 3.93% due 8/01/2007 (m)                                                         31,015
                         3,195   Utah Transit Authority, Sales Tax Revenue Bonds, ROCS, VRDN, Series II-R-609PB,
                                 3.96% due 6/15/2032 (i)(m)                                                                 3,195
                         9,000   Utah Transit Authority, Sales Tax Revenue Bonds, VRDN, Sub-Series B, 3.85% due
                                 6/15/2036 (m)                                                                              9,000
                         8,300   Utah Water Finance Agency, Tender Option Revenue Bonds, VRDN, Series A-9, 3.96%
                                 due 7/01/2034 (a)(m)                                                                       8,300
                        30,820   Weber County, Utah, Hospital Revenue Bonds (IHC Health Services), VRDN, Series C,
                                 3.95% due 2/15/2035 (m)                                                                   30,820

Vermont - 0.1%           1,525   Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 4.04% due 5/01/2032 (i)(m)         1,525
                         8,000   Vermont State Student Assistance Corporation, Student Loan Revenue Bonds, FLOATS,
                                 VRDN, 3.61% due 1/01/2008 (m)                                                              8,000

Virginia - 1.2%          6,055   Eagle Tax-Exempt Trust, Richmond, Virginia, Public Utilities Revenue Bonds, VRDN,
                                 Series 2006-0050, Class A, 3.96% due 1/15/2035 (i)(m)                                      6,055
                        17,200   Montgomery County, Virginia, IDA, Revenue Refunding Bonds (Virginia Tech
                                 Foundation Project), VRDN, 3.93% due 6/01/2035 (m)                                        17,200
                         6,570   Morgan Keegan Municipal Products, Inc., Virginia State, HDA, VRDN, Series E, 3.95%
                                 due 12/01/2010 (m)                                                                         6,570
                        20,000   Norfolk, Virginia, IDA, CP, 3.60% due 3/06/2007                                           20,000
                        15,000   Norfolk, Virginia, IDA, CP, 3.55% due 3/07/2007                                           15,000
                         8,140   Richmond, Virginia, IDA, Educational Facilities Revenue Bonds (Church Schools in
                                 the Diocese of Virginia), VRDN, 3.93% due 5/01/2035 (m)                                    8,140
                        36,900   Virginia College Building Authority, Educational Facilities Revenue Refunding
                                 Bonds (University of Richmond Project), VRDN, 3.92% due 11/01/2036 (m)                    36,900
                         3,000   Virginia State, HDA Revenue Bonds, MERLOTS, VRDN, AMT, Series B-19, 4% due
                                 4/01/2033 (m)                                                                              3,000

Washington - 3.2%       12,590   Central Puget Sound, Washington, Regional Transit Authority, Sales and Use Tax
                                 Revenue Bonds, ROCS, VRDN, Series II-R-7510, 3.95% due 11/01/2023 (a)(m)                  12,590
                        22,900   Clark County, Washington, Public Utility District Number 001, Generating System
                                 Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118, 3.95% due 1/01/2025 (i)(m)           22,900
                         3,000   Eagle Tax-Exempt Trust, Bellevue, Washington, GO, Refunding, VRDN, Series
                                 2004-1011, Class A, 3.96% due 12/01/2043 (k)(m)                                            3,000
                        19,000   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Project Number 3),
                                 VRDN, Series D-3-1, 3.89% due 7/01/2018 (i)(m)                                            19,000
                         8,885   Grant County, Washington, Public Utility District Number 002, Electric Revenue
                                 Refunding Bonds, ROCS, VRDN, Series II-R-2039, 3.95% due 1/01/2019 (i)(m)                  8,885
                         5,200   King County, Washington, School District Number 410, Snoqualmie Valley, GO, ROCS,
                                 VRDN, Series II-R-4513, 3.95% due 12/01/2020 (i)(m)                                        5,200
                         3,700   King County, Washington, Sewer Revenue Bonds, VRDN, Junior Lien, Series B, 3.89%
                                 due 1/01/2036 (k)(m)                                                                       3,700
                        14,745   King County, Washington, Sewer Revenue Refunding Bonds, FLOATS, VRDN, Series 554,
                                 3.95% due 7/01/2009 (d)(m)                                                                14,745
                         2,255   Lewis County, Washington, Public Utility District Number 001, Cowlitz Falls
                                 Hydroelectric Revenue Refunding Bonds, ROCS, VRDN, Series II-R-4026, 3.95%
                                 due 10/01/2023 (k)(m)                                                                      2,255
                        14,070   Municipal Securities Trust Certificates, Washington State Motor Vehicle Fuel Tax,
                                 GO, VRDN, Series 2001-112, Class A, 3.95% due 1/07/2021 (m)                               14,070
                         4,935   Port of Seattle, Washington, Revenue Bonds, MERLOTS, VRDN, AMT, Series B04, 4%
                                 due 9/01/2015 (d)(m)                                                                       4,935
                         5,600   Port of Seattle, Washington, Revenue Refunding Bonds, PUTTERS, VRDN, Series 1462,
                                 3.97% due 2/01/2014 (m)(o)                                                                 5,600
                        30,000   Port of Tacoma, Washington, Subordinate Lien Revenue Bonds, VRDN, AMT, 3.95% due
                                 12/01/2036 (m)(o)                                                                         30,000
                         4,935   Seattle, Washington, Water System Revenue Refunding Bonds, ROCS, VRDN, Series
                                 II-R-4006, 3.95% due 9/01/2022 (k)(m)                                                      4,935
                         3,450   Spokane County, Washington, Spokane School District Number 081, GO, ROCS, VRDN,
                                 Series II-R-4000, 3.95% due 12/01/2019 (i)(m)                                              3,450
                         5,575   Tacoma, Washington, Convention Center and Parking Revenue Bonds, ROCS, VRDN,
                                 Series II-R-2144, 3.95% due 12/01/2022 (k)(m)                                              5,575
                        13,930   Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, VRDN, Series 555, 3.95%
                                 due 12/01/2009 (d)(m)                                                                     13,930
                         2,725   Washington State, GO, FLOATS, VRDN, Series 1140, 3.98% due 6/01/2016 (d)(m)                2,723
                        15,075   Washington State, GO, PUTTERS, VRDN, Series 333, 3.84% due 12/01/2014 (k)(m)              15,075
                         9,565   Washington State, GO, PUTTERS, VRDN, Series 1312, 3.97% due 1/01/2013 (i)(m)               9,565
                        11,800   Washington State, GO, PUTTERS, VRDN, Series 1422, 3.97% due 7/01/2014 (i)(m)              11,800
                        17,500   Washington State, GO, ROCS, VRDN, Series II-R-614, 3.95% due 1/01/2030 (a)(i)(m)          17,500
                         4,190   Washington State, GO, ROCS, VRDN, Series II-R-4082, 3.95% due 7/01/2023 (i)(m)             4,190
                        10,375   Washington State, GO, ROCS, VRDN, Series II-R-6061, 3.95% due 1/01/2022 (a)(m)            10,375
                         4,380   Washington State, GO, ROCS, VRDN, Series II-R-7035, 3.95% due 7/01/2024 (i)(m)             4,380
                         6,195   Washington State, GO, Refunding, PUTTERS, VRDN, Series 1399, 3.97% due
                                 1/01/2013 (a)(m)                                                                           6,195
                         2,480   Washington State Health Care Facilities Authority Revenue Bonds, ROCS, VRDN,
                                 Series II-R-669, 3.96% due 12/01/2036 (l)(m)                                               2,480
                         6,400   Washington State Housing Finance Commission, M/F Housing Revenue Bonds (Arbors
                                 on the Park Project), VRDN, AMT, 4.01% due 10/01/2024 (m)                                  6,400
                        30,400   Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds
                                 (Mirabella Project), VRDN, Series A, 3.95% due 3/01/2036 (m)                              30,400
                         5,000   Washington State Public Power Supply Systems, Electric Revenue Refunding Bonds
                                 (Project Number 3), VRDN, Series 3-A, 3.90% due 7/01/2018 (k)(m)                           5,000
                        10,590   Washington State University Revenue Bonds, FLOATS, VRDN, Series 1406, 3.95%
                                 due 10/01/2036 (a)(m)                                                                     10,590
                         2,105   Washington State University Revenue Bonds, ROCS, VRDN, Series II-R-595PB, 3.96%
                                 due 10/01/2031 (a)(m)                                                                      2,105

West                    10,695   ABN AMRO MuniTops Certificates Trust, West Virginia State, GO, VRDN, Series
Virginia - 0.2%                  2000-12, 3.94% due 6/04/2008 (k)(m)                                                       10,695
                         9,900   Eagle Tax-Exempt Trust, West Virginia Higher Education Policy Commission,
                                 Revenue Refunding Bonds, VRDN, Series 2005-0018, Class A, 3.96% due
                                 4/01/2034 (d)(m)                                                                           9,900

Wisconsin - 1.6%         1,995   Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN, AMT,
                                 4.20% due 8/01/2009 (m)                                                                    1,995
                         2,000   Lehman Municipal Trust Receipts, Wisconsin, GO, Refunding, FLOATS, VRDN, AMT,
                                 Series 2006-K40, 4.08% due 5/01/2031 (k)(m)                                                2,000
                         6,895   Lehman Municipal Trust Receipts, Wisconsin Housing and Economic Development
                                 Authority, Home Ownership Revenue Bonds, FLOATS, VRDN, AMT, Series 06-FX4,
                                 4.11% due 9/01/2021 (m)                                                                    6,895
                         2,670   Manitowoc, Wisconsin, Electric Revenue Bonds, ROCS, VRDN, Series II-R-2177,
                                 3.95% due 10/01/2024 (d)(m)                                                                2,670
                         3,100   Menomonee Falls, Wisconsin, TRAN, 4.25% due 8/24/2007                                      3,112
                        42,600   Racine, Wisconsin, Unified School District, TRAN, 4.50% due 7/13/2007                     42,768
                        20,000   Wisconsin Housing and Economic Development Authority, Home Ownership Revenue
                                 Refunding Bonds, VRDN, AMT, Series A, 3.95% due 9/01/2022 (m)                             20,000
                        24,915   Wisconsin Housing and Economic Development Authority, Home Ownership Revenue
                                 Refunding Bonds, VRDN, AMT, Series A, 3.95% due 3/01/2035 (m)                             24,915
                         5,985   Wisconsin Public Power Inc., Power Supply System Revenue Bonds, PUTTERS, VRDN,
                                 Series 1150, 3.97% due 7/01/2013 (a)(m)                                                    5,984
                        15,000   Wisconsin State, GO, CP, 3.65% due 1/09/2007                                              15,000
                        25,000   Wisconsin State, GO, CP, 3.54% due 2/07/2007                                              25,000
                         5,855   Wisconsin State, GO, CP, 3.55% due 2/08/2007                                               5,855

Wyoming - 1.5%         150,000   Wyoming State Education Fund, TRAN, Series A, 4.50% due 6/27/2007                        150,576

Puerto Rico - 0.2%       3,080   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                 Revenue Bonds, TOCS, VRDN, Series Z-6, 3.97% due 6/26/2037 (d)(m)                          3,080
                        12,800   Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN, Series
                                 SGA-43, 3.86% due 7/01/2022 (k)(m)                                                        12,800

                                 Total Investments (Cost - $10,063,441*) - 102.8%                                      10,063,441
                                 Liabilities in Excess of Other Assets - (2.8%)                                         (274,435)
                                                                                                                     ------------
                                 Net Assets - 100.0%                                                                 $  9,789,006
                                                                                                                     ============


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) Assured Guaranty Insured.

(c) CIFG Insured.

(d) FGIC Insured.

(e) FHA Insured.

(f) FHLMC Collateralized.

(g) FNMA Collateralized.

(h) FNMA/GNMA Collateralized.

(i) FSA Insured.

(j) GNMA Collateralized.

(k) MBIA Insured.

(l) Radian Insured.

(m) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(n) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(o) XL Capital Insured.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date:  February 20, 2007